UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 2-17620

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31st

Date of reporting period: November 30, 2010

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.4%)[1]
Consumer Discretionary (15.9%)
* priceline.com Inc.	214,600	84,563
NIKE Inc. Class B	901,700	77,663
Johnson Controls Inc.	1,869,930	68,140
Staples Inc.	2,326,800	51,213
Lowe's Cos. Inc.	2,240,820	50,867
Apollo Group Inc. Class A	978,500	33,269
Yum! Brands Inc.	649,700	32,537
McDonald's Corp.	402,415	31,509
* Discovery Communications Inc. Class A	649,700	26,495
* Ford Motor Co.	1,496,570	23,855
* O'Reilly Automotive Inc.	376,300	22,646
Scripps Networks Interactive Inc. Class A	380,817	19,403
Coach Inc.	335,830	18,988
Polo Ralph Lauren Corp. Class A	161,400	17,631
Harley-Davidson Inc.	558,730	17,477
News Corp. Class A	1,233,070	16,819
Starbucks Corp.	326,400	9,988
* Las Vegas Sands Corp.	158,130	7,919
* Kohl's Corp.	65,870	3,716
		614,698
Consumer Staples (3.7%)
PepsiCo Inc.	576,100	37,233
Walgreen Co.	891,012	31,052
Mead Johnson Nutrition Co.	490,300	29,207
Procter & Gamble Co.	477,100	29,136
* Green Mountain Coffee Roasters Inc.	456,650	16,933
		143,561
Energy (7.0%)
Schlumberger Ltd.	1,040,400	80,464
EOG Resources Inc.	704,800	62,692
Occidental Petroleum Corp.	524,500	46,245
Apache Corp.	259,550	27,938
National Oilwell Varco Inc.	429,200	26,306
Consol Energy Inc.	236,270	9,914
Ensco plc ADR	175,420	8,315
Anadarko Petroleum Corp.	109,270	7,011
		268,885
Exchange-Traded Fund (0.0%)
2 Vanguard Growth ETF	3,100	181

Financials (8.5%)
CME Group Inc.	209,060	60,222
Ameriprise Financial Inc.	953,700	49,440
IntercontinentalExchange Inc.	347,200	39,129
Bank of New York Mellon Corp.	1,275,100	34,415
American Express Co.	766,100	33,111
Goldman Sachs Group Inc.	171,730	26,814
Wells Fargo & Co.	773,000	21,033

Hartford Financial Services Group Inc.	824,835	18,361
BlackRock Inc.	105,460	17,190
Itau Unibanco Holding SA ADR	497,200	11,600
Banco Santander Brasil SA ADR	771,230	10,065
Progressive Corp.	216,300	4,399
Lincoln National Corp.	172,828	4,127
		329,906
Health Care (7.8%)
Allergan Inc.	1,051,835	69,705
Medco Health Solutions Inc.	1,030,700	63,203
* Celgene Corp.	772,700	45,883
Novo Nordisk A/S ADR	401,100	39,877
Covidien plc	684,700	28,805
* Illumina Inc.	376,900	22,659
Perrigo Co.	357,600	21,542
Teva Pharmaceutical Industries Ltd. ADR	162,500	8,132
		299,806
Industrials (11.4%)
Expeditors International of Washington Inc.	704,800	37,284
United Parcel Service Inc. Class B	522,800	36,664
Rockwell Automation Inc.	462,700	30,594
Goodrich Corp.	340,200	29,179
PACCAR Inc.	508,630	27,395
Danaher Corp.	604,330	26,137
WW Grainger Inc.	208,400	26,035
* Stericycle Inc.	340,200	25,141
Manpower Inc.	413,700	23,300
Roper Industries Inc.	272,790	19,753
CH Robinson Worldwide Inc.	265,800	19,592
Ingersoll-Rand plc	468,100	19,192
Cummins Inc.	183,300	17,802
Illinois Tool Works Inc.	328,300	15,637
Boeing Co.	234,900	14,979
Eaton Corp.	154,200	14,865
Joy Global Inc.	185,510	14,158
Caterpillar Inc.	162,000	13,705
3M Co.	139,270	11,696
* Siemens AG ADR	84,800	9,311
Precision Castparts Corp.	50,600	6,986
AMETEK Inc.	56,390	3,337
		442,742
Information Technology (37.7%)
* Apple Inc.	676,730	210,565
* Google Inc. Class A	244,795	136,035
QUALCOMM Inc.	2,677,385	125,141
Microsoft Corp.	3,598,235	90,712
* eBay Inc.	2,765,600	80,562
* EMC Corp.	3,195,300	68,667
Visa Inc. Class A	822,100	60,712
Intuit Inc.	1,299,000	58,312
* VeriSign Inc.	1,537,700	52,759
Broadcom Corp. Class A	1,071,880	47,688
Mastercard Inc. Class A	199,200	47,216
Altera Corp.	1,157,160	40,605
Oracle Corp.	1,463,900	39,584
* Agilent Technologies Inc.	1,041,900	36,487
* Citrix Systems Inc.	534,240	35,484

	Adobe Systems Inc.			1,261,600	34,984
*	NetApp Inc.			647,320	32,968
	Teradata Corp.			787,500	32,358
*	Cisco Systems Inc.			1,653,980	31,690
	Polycom Inc.			711,800	26,340
*	Juniper Networks Inc.			673,900	22,926
*	Dolby Laboratories Inc. Class A			339,600	21,493
	Texas Instruments Inc.			620,700	19,738
*	BMC Software Inc.			424,600	18,852
	Analog Devices Inc.			517,400	18,399
*	Trimble Navigation Ltd.			481,100	17,916
*	Cognizant Technology Solutions Corp. Class A			217,800	14,153
*	Rovi Corp.			220,400	12,160
	Western Union Co.			516,700	9,115
	Accenture plc Class A			196,840	8,527
*	VMware Inc. Class A			79,640	6,492
					1,458,640
	Materials (3.1%)
	Syngenta AG ADR			691,500	38,523
	Praxair Inc.			365,340	33,630
	Mosaic Co.			224,780	15,202
	Freeport-McMoRan Copper & Gold Inc.			146,900	14,884
	BHP Billiton Ltd. ADR			157,300	12,961
	Barrick Gold Corp.			107,900	5,573
					120,773
	Telecommunication Services (1.3%)
	Crown Castle International Corp.			1,221,100	50,725

	Total Common Stocks (Cost $3,384,105)				3,729,917
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (2.4%)[1]
	Money Market Fund (1.4%)
3	Vanguard Market Liquidity Fund	0.216%		54,857,152	54,857

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Repurchase Agreement (0.5%)
	Bank Of America Mortgage
	(Dated 11/30/10, Repurchase Value
	$17,800,000, collateralizd by Federal Home
	Loan Mortgage Corp. 5.000%, 12/14/18,
	Federal Home Loan Bank 0%, 11/10/25,
	Federal National Mortgage Assn. 5.250%,
	8/01/12)	0.250%	12/1/10	17,800	17,800

	U.S. Government and Agency Obligations (0.5%)
	[4,5] Freddie Mac Discount Notes	0.240%	3/14/11	20,000	19,987
	Total Temporary Cash Investments (Cost $92,643)				92,644
	Total Investments (98.8%) (Cost $3,476,748)				3,822,561
	Other Assets and Liabilities-Net (1.2%)				44,781
	Net Assets (100%)				3,867,342
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.3% and -0.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $19,987,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2010	80	23,592	1,272
S&P Mid-Cap 400 Index	December 2010	73	31,094	2,847
E-mini S&P 500 Index	December 2010	950	56,031	32

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies

U.S. Growth Fund

used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,729,917	—	—
Temporary Cash Investments	54,857	37,787	—
Futures Contracts—Assets[1]	61	—	—
Futures Contracts—Liabilities[1]	(383)	—	—
Total	3,784,452	37,787	—
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2010, the cost of investment securities for tax purposes was $3,476,748,000. Net unrealized appreciation of investment securities for tax purposes was $345,813,000, consisting of unrealized gains of $454,409,000 on securities that had risen in value since their purchase and $108,596,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Growth Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (95.6%)[1]
Australia (4.1%)
Australia & New Zealand Banking Group Ltd.	6,887,000	149,287
Woolworths Ltd.	5,214,600	133,911
Woodside Petroleum Ltd.	2,777,000	111,415
Brambles Ltd.	14,934,900	97,268
Newcrest Mining Ltd.	2,246,000	85,022
* Fortescue Metals Group Ltd.	13,582,674	81,965
* James Hardie Industries SE	6,196,069	32,045
^ Sims Metal Management Ltd.	1,018,569	17,260
		708,173
Austria (0.2%)
* Wienerberger AG	1,900,000	30,035

Belgium (0.5%)
Anheuser-Busch InBev NV	1,730,000	94,580

Brazil (7.4%)
Itau Unibanco Holding SA Prior Pfd.	8,836,490	202,282
Petroleo Brasileiro SA ADR Type A	6,669,700	195,289
Itau Unibanco Holding SA ADR	7,112,475	165,934
Vale SA Class B Pfd. ADR	5,334,800	151,455
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,586,000	150,863
BM&FBovespa SA	15,511,600	118,060
Petroleo Brasileiro SA ADR	2,615,000	84,831
* OGX Petroleo e Gas Participacoes SA	7,117,200	82,604
Petroleo Brasileiro SA Prior Pfd.	2,419,999	34,706
Vale SA Prior Pfd.	1,035,000	28,975
Banco do Brasil SA	1,300,067	24,946
B2W Cia Global Do Varejo	1,063,000	18,909
* Fibria Celulose SA	716,170	11,106
		1,269,960
Canada (2.6%)
Suncor Energy Inc.	3,827,000	128,542
Teck Resources Ltd. Class B	1,578,000	78,412
Toronto-Dominion Bank	1,053,000	76,614
Niko Resources Ltd.	799,600	71,785
First Quantum Minerals Ltd.	649,760	57,726
Sherritt International Corp.	2,300,000	17,633
* Harry Winston Diamond Corp.	732,000	9,206
		439,918
China (8.4%)
* Baidu Inc. ADR	4,050,000	426,020
Tencent Holdings Ltd.	8,438,700	186,903
Ping An Insurance Group Co. of China Ltd.	13,149,500	151,106
CNOOC Ltd.	44,035,000	94,770
* Ctrip.com International Ltd. ADR	1,959,936	85,884
China Merchants Bank Co. Ltd.	30,939,500	79,734
^ Dongfang Electric Corp. Ltd.	16,033,600	79,460
China Resources Enterprise Ltd.	18,306,000	77,200

^	China Merchants Holdings International Co. Ltd.	17,992,100	70,798
	Beijing Enterprises Holdings Ltd.	10,491,500	65,998
*	Agricultural Bank of China Ltd.	83,320,000	43,457
^	Hengdeli Holdings Ltd.	62,516,000	40,482
^	Chaoda Modern Agriculture Holdings Ltd.	23,000,719	18,464
	Ports Design Ltd.	4,958,000	15,292
*	Industrial & Commercial Bank of China Rights	2,443,500	802
			1,436,370
Denmark (1.4%)
	Novo Nordisk A/S Class B	849,328	84,281
	Novozymes A/S	634,400	82,807
*	Vestas Wind Systems A/S	1,653,736	47,139
	AP Moller - Maersk A/S Class B	3,750	30,376
			244,603
Finland (0.2%)
	Metso Oyj	629,610	32,322

France (7.0%)
	PPR	1,238,973	196,808
	Cie Generale d'Optique Essilor International SA	2,730,600	170,541
	Vallourec SA	1,355,000	128,340
	GDF Suez	3,635,000	120,147
	Schneider Electric SA	764,000	107,083
	L'Oreal SA	901,231	95,780
^	LVMH Moet Hennessy Louis Vuitton SA	474,000	71,793
	BNP Paribas	1,181,324	69,876
	Safran SA	2,035,000	63,675
	Publicis Groupe SA	900,000	40,209
*	European Aeronautic Defence and Space Co. NV	1,720,000	38,538
	Total SA	670,000	32,522
	CFAO SA	757,836	29,847
	Societe Generale	550,000	25,431
			1,190,590
Germany (6.5%)
	SAP AG	6,005,896	279,744
	Adidas AG	2,628,724	164,933
	ThyssenKrupp AG	2,289,000	87,070
	GEA Group AG	3,307,500	79,313
^	Porsche Automobil Holding SE Prior Pfd.	994,400	74,396
	Fresenius Medical Care AG & Co. KGaA	1,249,000	72,112
	Linde AG	493,000	68,757
	HeidelbergCement AG	768,172	41,592
	Wincor Nixdorf AG	550,000	40,563
*	TUI AG	3,837,738	40,283
^	Aixtron AG	1,266,900	38,360
	Symrise AG	1,495,000	37,544
	Siemens AG	313,000	34,116
^	SMA Solar Technology AG	344,914	29,977
	E.ON AG	900,000	25,764
*,^ Q-Cells SE		986,500	2,537
			1,117,061
Hong Kong (4.2%)
	Swire Pacific Ltd. Class A	12,636,000	193,994
	Jardine Matheson Holdings Ltd.	2,878,400	124,392
	Sun Hung Kai Properties Ltd.	7,067,000	116,353
	Hong Kong Exchanges and Clearing Ltd.	4,514,200	103,043

* AIA Group Ltd.	23,692,800	68,499
Li & Fung Ltd.	10,292,000	64,107
^ Techtronic Industries Co.	25,499,943	27,676
Esprit Holdings Ltd.	3,519,605	16,941
		715,005
India (1.8%)
HDFC Bank Ltd.	1,954,199	97,590
Tata Motors Ltd.	3,305,000	88,993
Tata Power Co. Ltd.	1,987,000	55,977
Housing Development Finance Corp.	3,077,500	46,035
Reliance Capital Ltd.	1,454,500	20,576
		309,171
Indonesia (0.3%)
Telekomunikasi Indonesia Tbk PT	57,320,000	50,661

Ireland (0.2%)
Kerry Group plc Class A	925,000	29,748

Israel (0.5%)
Teva Pharmaceutical Industries Ltd. ADR	1,592,900	79,709

Italy (0.1%)
Intesa Sanpaolo SPA (Registered)	5,786,005	15,050

Japan (11.4%)
Mitsubishi Corp.	9,482,800	239,402
Honda Motor Co. Ltd.	6,291,000	227,551
Canon Inc.	3,437,800	161,750
Nintendo Co. Ltd.	570,100	154,571
Rakuten Inc.	199,916	153,050
Unicharm Corp.	3,370,000	131,430
SMC Corp.	756,400	119,935
Sony Corp.	2,653,200	94,059
Bridgestone Corp.	4,755,800	87,462
Japan Tobacco Inc.	23,355	79,407
* Yamaha Motor Co. Ltd.	5,139,400	73,542
THK Co. Ltd.	3,386,900	70,096
Yamada Denki Co. Ltd.	1,023,570	65,028
Hoya Corp.	2,310,700	54,455
Sekisui Chemical Co. Ltd.	6,993,000	47,926
Toyota Motor Corp.	990,000	38,375
Sysmex Corp.	590,000	37,585
Rohm Co. Ltd.	589,500	35,477
Kyocera Corp.	347,900	35,409
Astellas Pharma Inc.	900,000	32,223
Trend Micro Inc.	695,000	21,421
		1,960,154
Luxembourg (0.1%)
* Reinet Investments SCA	542,339	8,600

Mexico (0.4%)
Wal-Mart de Mexico SAB de CV	16,400,000	46,134
Consorcio ARA SAB de CV	35,000,000	21,587
		67,721
Netherlands (2.0%)
* ING Groep NV	17,936,000	158,189

Unilever NV	5,485,000	154,615
TNT NV	1,400,000	33,390
		346,194
Norway (0.5%)
DnB NOR ASA	4,442,476	54,364
Statoil ASA	1,370,000	27,168
		81,532
Peru (0.4%)
Credicorp Ltd.	585,600	70,196

Singapore (0.4%)
^ Singapore Exchange Ltd.	6,541,000	42,686
DBS Group Holdings Ltd.	2,529,350	26,802
		69,488
South Africa (0.6%)
Impala Platinum Holdings Ltd.	1,778,600	50,790
Sasol Ltd.	670,000	29,826
MTN Group Ltd.	1,460,000	24,944
		105,560
South Korea (2.6%)
Samsung Electronics Co. Ltd.	292,000	207,803
Hyundai Motor Co.	795,000	118,155
Shinhan Financial Group Co. Ltd.	1,769,000	68,112
* Celltrion Inc.	893,147	24,899
Hankook Tire Co. Ltd.	880,000	22,750
		441,719
Spain (2.0%)
Banco Santander SA	18,877,667	179,960
Inditex SA	2,217,885	167,285
		347,245
Sweden (4.2%)
Atlas Copco AB Class A	15,095,533	333,344
Sandvik AB	7,223,763	122,327
Svenska Handelsbanken AB Class A	3,672,206	109,729
Alfa Laval AB	4,729,586	83,088
Telefonaktiebolaget LM Ericsson Class B	4,050,000	41,801
^ Oriflame Cosmetics SA	575,000	29,974
		720,263
Switzerland (5.6%)
Novartis AG	5,087,000	270,917
Cie Financiere Richemont SA	3,635,300	196,078
Syngenta AG	399,100	110,770
Geberit AG	494,180	99,754
* GAM Holding AG	4,926,087	72,422
ABB Ltd.	2,863,100	55,427
Nestle SA	840,000	45,637
Roche Holding AG	300,000	41,140
Holcim Ltd.	590,000	37,903
Zurich Financial Services AG	166,000	36,934
		966,982
Taiwan (0.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	37,122,508	76,925
Compal Electronics Inc.	21,403,304	26,570
		103,495

Thailand (0.5%)
Kasikornbank PCL	19,719,000	77,837
Kasikornbank PCL (Foreign)	1,762,100	7,043
84,880
Turkey (1.5%)
Turkiye Garanti Bankasi AS	44,840,535	249,202

United Kingdom (17.4%)
BG Group plc	18,904,213	341,776
Rio Tinto plc	4,064,000	259,094
BHP Billiton plc	6,822,700	242,436
Rolls-Royce Group plc	24,975,672	236,631
Standard Chartered plc	8,080,300	217,667
Tesco plc	31,157,778	201,037
British American Tobacco plc	4,142,389	150,386
*	Lloyds Banking Group plc	155,413,785	146,782
SABMiller plc	3,960,000	125,389
Vodafone Group plc	49,862,950	124,403
Kingfisher plc	32,849,000	120,264
Xstrata plc	5,692,000	114,276
Prudential plc	10,627,000	94,034
AMEC plc	5,026,198	84,589
Meggitt plc	14,917,500	75,427
*	Autonomy Corp. plc	3,334,100	69,174
*	Signet Jewelers Ltd.	1,356,000	53,633
Carnival plc	970,000	39,780
GlaxoSmithKline plc	2,000,000	37,882
*	Inchcape plc	7,200,000	36,382
Unilever plc	1,310,000	36,270
Sage Group plc	8,888,000	35,606
Ultra Electronics Holdings plc	1,370,000	34,524
G4S plc	9,300,000	34,471
HSBC Holdings plc	3,255,811	32,947
Victrex plc	1,706,167	31,705
2,976,565
Total Common Stocks (Cost $13,719,219)	16,362,752
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (5.7%)[1]
Money Market Fund (5.5%)
[2,3] Vanguard Market Liquidity Fund	0.216%	937,293,144	937,293

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.280%	12/15/10	5,000	4,999
[4,5] Fannie Mae Discount Notes	0.321%	12/20/10	10,000	9,999
[4,5] Fannie Mae Discount Notes	0.240%	2/16/11	5,000	4,998
[4,5] Fannie Mae Discount Notes	0.321%	3/1/11	1,000	999
5	Freddie Mac Discount Notes	0.321%	12/15/10	3,000	3,000
5	Freddie Mac Discount Notes	0.341%	12/17/10	2,500	2,500
[4,5] Freddie Mac Discount Notes	0.280%	2/1/11	5,000	4,998
[4,5] Freddie Mac Discount Notes	0.200%	3/28/11	3,000	2,998

[4,5] Freddie Mac Discount Notes	0.296%	3/31/11	5,000	4,996
				39,487
Total Temporary Cash Investments (Cost $976,777)				976,780
Total Investments (101.3%) (Cost $14,695,996)				17,339,532
Other Assets and Liabilities-Net (-1.3%)[2]				(218,003)
Net Assets (100%)				17,121,529

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $255,223,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.7%, respectively, of net assets.
2 Includes $269,433,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $30,489,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,847,795	—	—
Common Stocks—Other	591,613	13,923,344	—
Temporary Cash Investments	937,293	39,487	—
Futures Contracts—Liabilities[1]	(4,673)	—	—
Forward Currency Contracts—Assets	—	2,551	—
Forward Currency Contracts—Liabilities	—	(7,198)	—
Total	3,372,028	13,958,184	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2010	5,507	190,186	(8,081)
FTSE 100 Index	December 2010	1,577	136,170	(583)
Topix Index	December 2010	1,197	122,601	4,717
S&P ASX 200 Index	December 2010	650	71,580	(1,129)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At November 30, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman & Co.	12/22/10	EUR	152,381 USD	198,196	(3,914)
Brown Brothers Harriman & Co.	12/22/10	GBP	87,787 USD	136,651	(431)
Brown Brothers Harriman & Co.	12/15/10	JPY	9,853,464 USD	117,710	(760)
Brown Brothers Harriman & Co.	12/22/10	AUD	75,839 USD	72,506	458

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At November 30, 2010, the cost of investment securities for tax purposes was $14,718,159,000. Net unrealized appreciation of investment securities for tax purposes was $2,621,373,000, consisting of unrealized gains of $3,480,681,000 on securities that had risen in value since their purchase and $859,308,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (10.5%)
McDonald's Corp.	114,226	8,944
* Amazon.com Inc.	36,049	6,323
* DIRECTV Class A	93,064	3,865
Lowe's Cos. Inc.	153,443	3,483
* Kohl's Corp.	32,947	1,859
Coach Inc.	31,812	1,799
Staples Inc.	78,477	1,727
* Bed Bath & Beyond Inc.	28,203	1,234
Limited Brands Inc.	34,580	1,164
Starwood Hotels & Resorts Worldwide Inc.	20,363	1,157
Macy's Inc.	44,872	1,152
McGraw-Hill Cos. Inc.	33,235	1,146
Gap Inc.	52,389	1,119
Nordstrom Inc.	23,599	1,010
Mattel Inc.	38,961	1,007
Ross Stores Inc.	13,161	854
Cablevision Systems Corp. Class A	26,827	850
Tiffany & Co.	13,565	842
Genuine Parts Co.	17,031	820
Harley-Davidson Inc.	25,175	787
* Dollar Tree Inc.	13,561	745
Darden Restaurants Inc.	15,041	736
Hasbro Inc.	15,016	716
* Royal Caribbean Cruises Ltd.	17,291	696
* Sirius XM Radio Inc.	410,124	562
* Interpublic Group of Cos. Inc.	52,045	554
Wyndham Worldwide Corp.	19,102	549
* Apollo Group Inc. Class A	15,752	536
Scripps Networks Interactive Inc. Class A	10,380	529
PetSmart Inc.	12,563	476
H&R Block Inc.	34,907	440
* Mohawk Industries Inc.	7,370	387
American Eagle Outfitters Inc.	20,994	346
Gannett Co. Inc.	25,322	332
* GameStop Corp. Class A	16,235	323
* Harman International Industries Inc.	7,411	323
Gentex Corp.	14,921	313
Foot Locker Inc.	16,577	313
* Lamar Advertising Co. Class A	8,291	305
Lennar Corp. Class A	16,740	254
RadioShack Corp.	13,276	245
* Toll Brothers Inc.	13,497	242
Wendy's/Arby's Group Inc. Class A	45,713	218
* Madison Square Garden Inc. Class A	6,631	146
Weight Watchers International Inc.	4,138	142
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	179	—
		51,570

Consumer Staples (8.6%)
Procter & Gamble Co.	300,227	18,335
CVS Caremark Corp.	146,130	4,530
Costco Wholesale Corp.	47,202	3,191
General Mills Inc.	69,998	2,473
Sysco Corp.	63,353	1,838
HJ Heinz Co.	33,885	1,636
Kellogg Co.	30,316	1,492
Avon Products Inc.	45,784	1,308
Estee Lauder Cos. Inc. Class A	12,914	967
Safeway Inc.	40,998	943
Dr Pepper Snapple Group Inc.	25,690	941
Campbell Soup Co.	27,449	931
* Whole Foods Market Inc.	18,212	860
Hershey Co.	17,853	836
McCormick & Co. Inc.	12,944	570
Hormel Foods Corp.	10,804	530
Alberto-Culver Co. Class B	10,537	392
* Dean Foods Co.	19,564	142
		41,915
Energy (1.6%)
Apache Corp.	38,979	4,196
* Newfield Exploration Co.	14,251	952
Noble Corp.	27,581	935
QEP Resources Inc.	18,718	658
EQT Corp.	16,130	653
Patterson-UTI Energy Inc.	16,751	331
		7,725
Financials (27.4%)
JPMorgan Chase & Co.	426,079	15,927
Wells Fargo & Co.	561,253	15,272
Bank of America Corp.	1,066,556	11,679
American Express Co.	128,972	5,574
US Bancorp	205,785	4,894
Bank of New York Mellon Corp.	130,323	3,517
Simon Property Group Inc.	31,100	3,063
PNC Financial Services Group Inc.	56,498	3,042
MetLife Inc.	79,305	3,025
Travelers Cos. Inc.	50,437	2,723
Aflac Inc.	50,557	2,604
Prudential Financial Inc.	49,458	2,507
State Street Corp.	53,932	2,330
ACE Ltd.	35,938	2,103
CME Group Inc.	7,199	2,074
Franklin Resources Inc.	18,080	2,063
Chubb Corp.	33,817	1,928
Charles Schwab Corp.	127,654	1,919
Capital One Financial Corp.	49,026	1,825
BB&T Corp.	73,756	1,711
Loews Corp.	45,177	1,690
T Rowe Price Group Inc.	27,537	1,606
Equity Residential	30,202	1,509
Progressive Corp.	71,955	1,464
Ameriprise Financial Inc.	26,919	1,395
Northern Trust Corp.	25,934	1,304
SunTrust Banks Inc.	53,267	1,244
Boston Properties Inc.	14,748	1,236

Host Hotels & Resorts Inc.	70,230	1,157
HCP Inc.	33,102	1,090
Discover Financial Services	58,409	1,068
Hartford Financial Services Group Inc.	47,804	1,064
AvalonBay Communities Inc.	9,137	1,008
M&T Bank Corp.	12,557	966
Principal Financial Group Inc.	34,149	930
* IntercontinentalExchange Inc.	7,889	889
Ventas Inc.	16,784	861
Lincoln National Corp.	34,215	817
New York Community Bancorp Inc.	46,950	789
ProLogis	59,597	775
NYSE Euronext	27,783	759
Unum Group	35,089	754
Regions Financial Corp.	135,252	728
XL Group plc Class A	36,551	719
KeyCorp	93,592	705
Comerica Inc.	18,823	687
Moody's Corp.	25,090	673
Macerich Co.	14,053	651
Hudson City Bancorp Inc.	56,392	640
Plum Creek Timber Co. Inc.	17,342	625
PartnerRe Ltd.	8,058	624
* Genworth Financial Inc. Class A	52,391	611
* SLM Corp.	51,776	598
* American International Group Inc.	14,399	595
Willis Group Holdings plc	18,045	574
Legg Mason Inc.	16,617	542
AMB Property Corp.	18,204	531
Cincinnati Financial Corp.	17,365	523
Torchmark Corp.	8,650	497
People's United Financial Inc.	40,023	496
Axis Capital Holdings Ltd.	12,846	454
Huntington Bancshares Inc.	76,276	445
WR Berkley Corp.	15,814	422
Assurant Inc.	11,386	402
Liberty Property Trust	12,120	380
* Markel Corp.	1,067	377
Zions Bancorporation	18,676	363
Regency Centers Corp.	8,737	356
Brown & Brown Inc.	15,476	354
RenaissanceRe Holdings Ltd.	5,858	353
Transatlantic Holdings Inc.	6,966	352
SEI Investments Co.	14,980	338
Old Republic International Corp.	26,062	330
Commerce Bancshares Inc.	8,781	330
* Popular Inc.	110,815	319
Arthur J Gallagher & Co.	11,141	313
Duke Realty Corp.	26,766	298
City National Corp.	5,538	298
White Mountains Insurance Group Ltd.	885	281
Marshall & Ilsley Corp.	56,967	273
Erie Indemnity Co. Class A	4,176	263
* First Horizon National Corp.	24,528	235
* Forest City Enterprises Inc. Class A	14,437	222
Valley National Bancorp	17,239	219
Protective Life Corp.	9,214	217
Janus Capital Group Inc.	19,413	203

* St. Joe Co.	10,101	178
First American Financial Corp.	11,257	160
Mercury General Corp.	2,976	128
* CNA Financial Corp.	2,490	64
Wesco Financial Corp.	141	51
		134,152
Health Care (13.4%)
* Amgen Inc.	102,837	5,419
UnitedHealth Group Inc.	120,737	4,409
Medtronic Inc.	116,218	3,897
* Gilead Sciences Inc.	90,083	3,288
* Express Scripts Inc.	62,416	3,251
* Celgene Corp.	49,374	2,932
* Medco Health Solutions Inc.	46,607	2,858
* WellPoint Inc.	42,919	2,392
Covidien plc	53,914	2,268
Allergan Inc.	32,897	2,180
Becton Dickinson and Co.	25,073	1,954
* Genzyme Corp.	27,390	1,951
* Biogen Idec Inc.	29,001	1,855
Stryker Corp.	31,882	1,597
Alcon Inc.	9,604	1,510
* St. Jude Medical Inc.	34,947	1,352
Cardinal Health Inc.	37,697	1,341
Aetna Inc.	44,878	1,329
CIGNA Corp.	29,160	1,073
* Zimmer Holdings Inc.	21,767	1,072
* Boston Scientific Corp.	161,563	1,037
* Humana Inc.	18,255	1,023
* Hospira Inc.	17,812	1,002
* Life Technologies Corp.	19,713	982
* Forest Laboratories Inc.	30,679	978
Quest Diagnostics Inc.	19,095	942
AmerisourceBergen Corp. Class A	30,056	927
* Mylan Inc.	46,699	914
* Laboratory Corp. of America Holdings	10,966	900
* Varian Medical Systems Inc.	13,004	856
CR Bard Inc.	10,059	854
* DaVita Inc.	11,075	805
* Waters Corp.	9,971	766
* Watson Pharmaceuticals Inc.	11,422	557
* Henry Schein Inc.	9,681	556
* CareFusion Corp.	23,648	541
* Cephalon Inc.	7,967	506
DENTSPLY International Inc.	15,327	474
Beckman Coulter Inc.	7,334	401
Patterson Cos. Inc.	13,482	401
* Coventry Health Care Inc.	15,677	397
Universal Health Services Inc. Class B	9,484	390
* King Pharmaceuticals Inc.	27,049	383
* Community Health Systems Inc.	10,125	323
* Kinetic Concepts Inc.	7,545	300
Omnicare Inc.	12,840	296
		65,439
Industrials (2.8%)
Deere & Co.	45,222	3,378
PACCAR Inc.	39,228	2,113

	Southwest Airlines Co.	79,610	1,060
	Rockwell Automation Inc.	15,151	1,002
	WW Grainger Inc.	7,581	947
	Fastenal Co.	15,766	844
	Pitney Bowes Inc.	22,439	492
	Manpower Inc.	8,710	491
	Iron Mountain Inc.	21,890	486
	Equifax Inc.	13,458	466
	Robert Half International Inc.	16,058	445
	Dun & Bradstreet Corp.	5,408	407
*	Foster Wheeler AG	13,711	384
	JB Hunt Transport Services Inc.	9,871	360
	Pentair Inc.	10,673	351
*	Terex Corp.	11,359	276
			13,502
Information Technology (32.4%)
*	Apple Inc.	97,596	30,367
	Oracle Corp.	534,386	14,450
*	Google Inc. Class A	25,574	14,212
	Intel Corp.	596,443	12,597
*	Cisco Systems Inc.	598,794	11,473
	QUALCOMM Inc.	172,054	8,042
*	EMC Corp.	218,924	4,705
*	eBay Inc.	140,340	4,088
	Visa Inc. Class A	53,123	3,923
	Mastercard Inc. Class A	12,754	3,023
*	Dell Inc.	210,221	2,779
	Automatic Data Processing Inc.	52,889	2,357
	Broadcom Corp. Class A	47,969	2,134
*	Cognizant Technology Solutions Corp. Class A	32,020	2,081
*	NetApp Inc.	38,218	1,946
*	Juniper Networks Inc.	55,808	1,899
	Applied Materials Inc.	144,134	1,792
*	Adobe Systems Inc.	56,241	1,560
*	Intuit Inc.	34,022	1,527
	Tyco Electronics Ltd.	48,034	1,461
*	Symantec Corp.	84,831	1,425
*	Marvell Technology Group Ltd.	69,140	1,334
*	Citrix Systems Inc.	19,932	1,324
*	Agilent Technologies Inc.	37,560	1,315
	Western Union Co.	70,992	1,252
	Altera Corp.	33,046	1,160
	Analog Devices Inc.	31,829	1,132
	Paychex Inc.	39,140	1,117
*	SanDisk Corp.	24,867	1,109
*	Akamai Technologies Inc.	19,404	1,013
*	Check Point Software Technologies Ltd.	22,463	963
	CA Inc.	41,529	951
*	Fiserv Inc.	16,122	891
*	Autodesk Inc.	24,495	864
*	BMC Software Inc.	19,120	849
^,* First Solar Inc.		6,870	844
*	NVIDIA Corp.	61,606	838
*	Micron Technology Inc.	106,800	775
	Linear Technology Corp.	23,764	775
	Activision Blizzard Inc.	65,228	766
*	McAfee Inc.	16,262	762

Xilinx Inc.	27,762	753
* Teradata Corp.	17,847	733
* Seagate Technology plc	50,677	680
KLA-Tencor Corp.	18,112	664
Microchip Technology Inc.	19,649	660
* VeriSign Inc.	18,725	642
* Flextronics International Ltd.	84,135	610
* Lam Research Corp.	13,212	599
* Electronic Arts Inc.	35,540	530
* Advanced Micro Devices Inc.	72,666	530
* Avnet Inc.	16,127	494
* Synopsys Inc.	15,813	406
* Arrow Electronics Inc.	12,603	391
* LSI Corp.	67,945	390
Jabil Circuit Inc.	23,156	350
National Semiconductor Corp.	25,372	339
Total System Services Inc.	21,245	321
* Novellus Systems Inc.	9,858	297
Broadridge Financial Solutions Inc.	13,600	280
* IAC/InterActiveCorp	9,821	276
* Compuware Corp.	23,455	242
CoreLogic Inc.	12,657	230
Diebold Inc.	7,019	220
DST Systems Inc.	4,905	210
		158,722
Materials (1.2%)
Praxair Inc.	32,988	3,036
Sigma-Aldrich Corp.	13,058	825
Ball Corp.	9,960	656
Vulcan Materials Co.	13,627	547
International Flavors & Fragrances Inc.	8,524	448
Sealed Air Corp.	17,150	399
		5,911
Telecommunication Services (2.1%)
* American Tower Corp. Class A	43,137	2,181
CenturyLink Inc.	32,319	1,389
* Crown Castle International Corp.	31,485	1,308
Qwest Communications International Inc.	185,143	1,296
* Sprint Nextel Corp.	315,594	1,193
Millicom International Cellular SA	11,477	996
Frontier Communications Corp.	106,123	966
* NII Holdings Inc.	18,204	706
Telephone & Data Systems Inc.	5,373	192
		10,227
Utilities (0.1%)
TECO Energy Inc.	22,874	383
Questar Corp.	19,018	316
		699
Total Common Stocks (Cost $439,463)		489,862

FTSE Social Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $810)	0.216%	810,308	810

Total Investments (100.2%) (Cost $440,273)			490,672
Other Assets and Liabilities-Net (-0.2%)[2]			(1,140)
Net Assets (100%)			489,532

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $639,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $650,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $440,273,000. Net unrealized appreciation of investment securities for tax purposes was $50,399,000, consisting of unrealized gains of $97,892,000 on securities that had risen in value since their purchase and $47,493,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Index Fund

Schedule of Investments
As of November 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.6%)
Consumer Discretionary (10.3%)
	McDonald's Corp.	38,749	3,034
	Walt Disney Co.	66,150	2,415
*	Amazon.com Inc.	13,054	2,290
	Home Depot Inc.	62,008	1,873
*	Ford Motor Co.	110,996	1,769
	Target Corp.	24,952	1,421
	Comcast Corp. Class A	66,610	1,332
*	DIRECTV Class A	31,556	1,311
	Time Warner Inc.	41,793	1,232
	NIKE Inc. Class B	13,763	1,185
	Lowe's Cos. Inc.	51,088	1,160
	News Corp. Class A	74,908	1,022
	Johnson Controls Inc.	24,620	897
	Yum! Brands Inc.	17,176	860
	Starbucks Corp.	27,378	838
	Time Warner Cable Inc.	13,010	801
	Viacom Inc. Class B	20,328	769
	Carnival Corp.	17,033	704
*	priceline.com Inc.	1,762	694
	TJX Cos. Inc.	14,972	683
	Comcast Corp. Class A Special Shares	35,224	668
*	General Motors Co.	19,114	654
	Coach Inc.	11,195	633
*	Las Vegas Sands Corp.	12,112	607
*	Kohl's Corp.	10,645	601
	Staples Inc.	26,797	590
	Best Buy Co. Inc.	13,169	563
	Omnicom Group Inc.	11,201	509
*	Bed Bath & Beyond Inc.	9,675	423
	Marriott International Inc. Class A	10,620	416
	McGraw-Hill Cos. Inc.	11,590	400
	Macy's Inc.	15,507	398
	CBS Corp. Class B	22,951	386
	Gap Inc.	17,145	366
	Stanley Black & Decker Inc.	5,561	331
	Wynn Resorts Ltd.	2,923	296
*	AutoZone Inc.	1,048	272
	VF Corp.	3,202	265
	JC Penney Co. Inc.	7,826	260
*	Discovery Communications Inc. Class A	4,962	202
*	Discovery Communications Inc.	5,161	183
	DISH Network Corp. Class A	7,729	142
	Garmin Ltd.	4,421	128
	News Corp. Class B	8,057	123
*,^ Sears Holdings Corp.		1,670	109
*	Dollar General Corp.	3,154	104
			35,919

Consumer Staples (11.6%)
Procter & Gamble Co.	103,885	6,344
Coca-Cola Co.	76,068	4,805
Wal-Mart Stores Inc.	74,748	4,043
Philip Morris International Inc.	66,728	3,796
PepsiCo Inc.	57,920	3,743
Kraft Foods Inc.	63,845	1,931
Altria Group Inc.	76,276	1,831
CVS Caremark Corp.	49,866	1,546
Colgate-Palmolive Co.	17,980	1,376
Walgreen Co.	35,884	1,251
Costco Wholesale Corp.	16,170	1,093
Kimberly-Clark Corp.	15,177	939
General Mills Inc.	23,381	826
Archer-Daniels-Midland Co.	23,486	681
Sysco Corp.	21,711	630
HJ Heinz Co.	11,559	558
Kroger Co.	22,433	528
Kellogg Co.	9,723	479
Avon Products Inc.	15,675	448
Lorillard Inc.	5,598	445
Mead Johnson Nutrition Co.	7,447	444
Reynolds American Inc.	12,864	398
ConAgra Foods Inc.	16,368	352
Sara Lee Corp.	23,048	346
Safeway Inc.	14,333	329
Clorox Co.	5,123	317
Estee Lauder Cos. Inc. Class A	4,188	314
Molson Coors Brewing Co. Class B	5,902	281
Hershey Co.	5,809	272
Campbell Soup Co.	7,427	252
Brown-Forman Corp. Class B	2,944	193
		40,791
Energy (12.3%)
Exxon Mobil Corp.	186,355	12,963
Chevron Corp.	73,199	5,927
Schlumberger Ltd.	50,072	3,873
ConocoPhillips	51,799	3,117
Occidental Petroleum Corp.	29,735	2,622
Apache Corp.	14,012	1,508
Halliburton Co.	33,462	1,266
Anadarko Petroleum Corp.	18,163	1,165
Devon Energy Corp.	15,045	1,062
National Oilwell Varco Inc.	15,393	943
Marathon Oil Corp.	26,070	873
EOG Resources Inc.	9,249	823
Baker Hughes Inc.	15,739	821
Hess Corp.	10,791	756
Peabody Energy Corp.	9,846	579
Spectra Energy Corp.	23,633	562
* Weatherford International Ltd.	27,110	553
Noble Energy Inc.	6,391	519
Chesapeake Energy Corp.	23,805	503
Williams Cos. Inc.	21,357	487
* Southwestern Energy Co.	12,711	460
Murphy Oil Corp.	6,671	450
Valero Energy Corp.	20,635	402

Noble Corp.	9,304	316
* Ultra Petroleum Corp.	5,551	261
Diamond Offshore Drilling Inc.	2,509	162
* Transocean Ltd.	1,795	120
		43,093
Financials (14.7%)
JPMorgan Chase & Co.	145,122	5,425
Wells Fargo & Co.	181,492	4,938
Bank of America Corp.	367,751	4,027
* Citigroup Inc.	949,349	3,987
Goldman Sachs Group Inc.	17,929	2,799
* Berkshire Hathaway Inc. Class B	31,152	2,482
American Express Co.	39,608	1,712
US Bancorp	70,247	1,670
MetLife Inc.	34,064	1,300
Bank of New York Mellon Corp.	44,492	1,201
Morgan Stanley	46,147	1,129
Simon Property Group Inc.	10,744	1,058
PNC Financial Services Group Inc.	19,309	1,040
Travelers Cos. Inc.	17,110	924
Aflac Inc.	17,188	885
Prudential Financial Inc.	17,043	864
State Street Corp.	18,423	796
ACE Ltd.	12,433	728
CME Group Inc.	2,412	695
Chubb Corp.	11,947	681
Franklin Resources Inc.	5,842	666
Capital One Financial Corp.	16,711	622
BB&T Corp.	25,286	587
Charles Schwab Corp.	37,059	557
T Rowe Price Group Inc.	9,541	557
Allstate Corp.	18,681	544
BlackRock Inc.	3,229	526
Equity Residential	10,346	517
Public Storage	5,281	510
Marsh & McLennan Cos. Inc.	19,860	498
Vornado Realty Trust	5,976	487
Ameriprise Financial Inc.	9,393	487
Progressive Corp.	23,336	475
Loews Corp.	12,277	459
AON Corp.	10,834	435
Boston Properties Inc.	5,111	428
SunTrust Banks Inc.	18,242	426
Annaly Capital Management Inc.	22,679	413
Northern Trust Corp.	7,930	399
HCP Inc.	11,743	387
Invesco Ltd.	16,943	368
Fifth Third Bancorp	29,132	348
Hartford Financial Services Group Inc.	15,488	345
Weyerhaeuser Co.	19,690	329
Principal Financial Group Inc.	11,716	319
NYSE Euronext	9,527	260
General Growth Properties Inc.	15,473	250
M&T Bank Corp.	3,024	233
Hudson City Bancorp Inc.	17,418	198
Moody's Corp.	7,355	197

TD Ameritrade Holding Corp.	8,728	146
		51,314
Health Care (11.6%)
Johnson & Johnson	100,846	6,207
Pfizer Inc.	292,647	4,767
Merck & Co. Inc.	111,899	3,857
Abbott Laboratories	56,571	2,631
* Amgen Inc.	35,080	1,848
Bristol-Myers Squibb Co.	62,997	1,590
UnitedHealth Group Inc.	41,660	1,522
Medtronic Inc.	39,427	1,322
Eli Lilly & Co.	38,032	1,280
* Gilead Sciences Inc.	30,531	1,114
Baxter International Inc.	21,275	1,033
* Celgene Corp.	17,212	1,022
* Express Scripts Inc.	19,167	998
* Medco Health Solutions Inc.	15,787	968
* WellPoint Inc.	14,553	811
Covidien plc	18,316	771
* Thermo Fisher Scientific Inc.	15,018	764
Allergan Inc.	11,289	748
Becton Dickinson and Co.	8,556	667
* Genzyme Corp.	9,277	661
McKesson Corp.	9,966	637
* Biogen Idec Inc.	8,807	563
Stryker Corp.	10,931	548
* St. Jude Medical Inc.	12,360	478
Cardinal Health Inc.	13,251	472
Aetna Inc.	15,597	462
CIGNA Corp.	10,194	375
* Intuitive Surgical Inc.	1,438	374
* Zimmer Holdings Inc.	7,413	365
* Boston Scientific Corp.	55,461	356
* Forest Laboratories Inc.	11,001	351
* Laboratory Corp. of America Holdings	3,799	312
CR Bard Inc.	3,457	293
Quest Diagnostics Inc.	5,614	277
		40,444
Industrials (10.6%)
General Electric Co.	390,362	6,180
United Technologies Corp.	32,515	2,447
3M Co.	24,802	2,083
Caterpillar Inc.	23,008	1,947
United Parcel Service Inc. Class B	26,385	1,850
Union Pacific Corp.	18,114	1,632
Boeing Co.	25,027	1,596
Emerson Electric Co.	27,604	1,520
Honeywell International Inc.	26,697	1,327
Deere & Co.	15,588	1,164
FedEx Corp.	10,891	992
Danaher Corp.	20,276	877
CSX Corp.	14,287	869
Norfolk Southern Corp.	13,517	813
General Dynamics Corp.	12,012	794
Lockheed Martin Corp.	11,624	791
Illinois Tool Works Inc.	15,640	745
Precision Castparts Corp.	5,228	722

Tyco International Ltd.	18,846	714
Cummins Inc.	6,991	679
Northrop Grumman Corp.	10,538	650
Raytheon Co.	14,001	648
PACCAR Inc.	12,008	647
Waste Management Inc.	16,857	577
Eaton Corp.	5,857	565
Ingersoll-Rand plc	11,793	484
Parker Hannifin Corp.	5,910	474
CH Robinson Worldwide Inc.	6,393	471
Expeditors International of Washington Inc.	7,789	412
* Delta Air Lines Inc.	28,720	393
Republic Services Inc. Class A	13,960	393
Fluor Corp.	6,508	376
Southwest Airlines Co.	27,282	363
Rockwell Collins Inc.	5,724	321
L-3 Communications Holdings Inc.	4,234	298
ITT Corp.	6,366	293
		37,107
Information Technology (19.9%)
* Apple Inc.	33,353	10,378
Microsoft Corp.	285,041	7,186
International Business Machines Corp.	45,971	6,503
* Google Inc. Class A	8,997	5,000
Intel Corp.	204,004	4,309
* Cisco Systems Inc.	209,397	4,012
Oracle Corp.	147,210	3,981
Hewlett-Packard Co.	84,991	3,564
QUALCOMM Inc.	58,439	2,731
* EMC Corp.	75,329	1,619
Texas Instruments Inc.	43,513	1,384
Visa Inc. Class A	17,938	1,325
* eBay Inc.	43,160	1,257
Accenture plc Class A	23,378	1,013
Corning Inc.	57,222	1,011
Mastercard Inc. Class A	3,894	923
* Dell Inc.	64,708	855
Automatic Data Processing Inc.	18,472	823
* Yahoo! Inc.	48,291	762
Broadcom Corp. Class A	16,194	720
* Cognizant Technology Solutions Corp. Class A	10,952	712
* Juniper Networks Inc.	19,320	657
* NetApp Inc.	12,651	644
* Motorola Inc.	81,006	620
Applied Materials Inc.	49,113	610
* Salesforce.com Inc.	4,217	587
Xerox Corp.	50,658	581
* Adobe Systems Inc.	19,362	537
Tyco Electronics Ltd.	16,569	504
* Symantec Corp.	29,326	493
* Intuit Inc.	10,938	491
* Citrix Systems Inc.	6,806	452
* Agilent Technologies Inc.	12,770	447
Western Union Co.	24,673	435
* Marvell Technology Group Ltd.	20,118	388
Analog Devices Inc.	10,892	387
CA Inc.	15,081	345

Paychex Inc.	11,960	341
* NVIDIA Corp.	21,015	286
* First Solar Inc.	2,037	250
Fidelity National Information Services Inc.	9,120	245
Activision Blizzard Inc.	20,433	240
* VMware Inc. Class A	2,586	211
		69,819
Materials (3.3%)
Freeport-McMoRan Copper & Gold Inc.	17,128	1,735
EI du Pont de Nemours & Co.	33,207	1,560
Dow Chemical Co.	42,359	1,321
Monsanto Co.	19,993	1,198
Newmont Mining Corp.	18,023	1,060
Praxair Inc.	11,224	1,033
Air Products & Chemicals Inc.	7,755	669
Alcoa Inc.	37,214	488
PPG Industries Inc.	6,120	477
Nucor Corp.	11,505	434
Ecolab Inc.	8,566	410
Mosaic Co.	5,703	386
International Paper Co.	15,157	379
Sherwin-Williams Co.	3,439	255
		11,405
Telecommunication Services (3.4%)
AT&T Inc.	215,127	5,978
Verizon Communications Inc.	103,554	3,315
* American Tower Corp. Class A	14,766	747
CenturyLink Inc.	11,047	475
* Crown Castle International Corp.	10,610	441
* Sprint Nextel Corp.	107,953	408
Qwest Communications International Inc.	57,561	403
		11,767
Utilities (2.9%)
Southern Co.	30,249	1,141
Exelon Corp.	24,182	952
Dominion Resources Inc.	21,859	908
Duke Energy Corp.	48,216	846
NextEra Energy Inc.	14,470	733
PG&E Corp.	13,687	642
American Electric Power Co. Inc.	17,597	627
Public Service Enterprise Group Inc.	18,534	571
Consolidated Edison Inc.	10,375	502
Entergy Corp.	6,931	494
Progress Energy Inc.	10,551	461
PPL Corp.	17,171	436
Sempra Energy	8,603	431
Edison International	11,351	419
Xcel Energy Inc.	16,823	395
FirstEnergy Corp.	11,199	393
* AES Corp.	24,874	269
		10,220
Total Common Stocks (Cost $345,193)		351,879

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $100)	0.216%	100,000	100

Total Investments (100.6%) (Cost $345,293)			351,979
Other Assets and Liabilities-Net (-0.6%)[1]			(1,999)
Net Assets (100%)			349,980

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $98,000.
1 Includes $101,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $345,293,000. Net unrealized appreciation of investment securities for tax purposes was $6,686,000, consisting of unrealized gains of $32,010,000 on securities that had risen in value since their purchase and $25,324,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Growth Index Fund

Schedule of Investments
As of November 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (106.1%)
Consumer Discretionary (16.0%)
	McDonald's Corp.	105,243	8,241
*	Amazon.com Inc.	35,425	6,214
*	Ford Motor Co.	299,772	4,778
	Target Corp.	67,771	3,859
*	DIRECTV Class A	85,709	3,559
	NIKE Inc. Class B	36,719	3,163
	Lowe's Cos. Inc.	138,758	3,150
	News Corp. Class A	182,516	2,489
	Johnson Controls Inc.	66,578	2,426
	Yum! Brands Inc.	46,178	2,313
	Walt Disney Co.	62,883	2,296
	Starbucks Corp.	73,182	2,239
	Time Warner Cable Inc.	35,483	2,184
*	priceline.com Inc.	4,831	1,904
	Carnival Corp.	45,840	1,894
	TJX Cos. Inc.	40,341	1,840
	Coach Inc.	29,408	1,663
*	Las Vegas Sands Corp.	32,667	1,636
*	Kohl's Corp.	28,925	1,632
	Staples Inc.	72,195	1,589
	Best Buy Co. Inc.	35,042	1,497
	Omnicom Group Inc.	29,798	1,354
*	Bed Bath & Beyond Inc.	26,093	1,141
	Marriott International Inc. Class A	28,700	1,125
	CBS Corp. Class B	62,881	1,059
	McGraw-Hill Cos. Inc.	30,564	1,054
	Gap Inc.	45,032	962
	Wynn Resorts Ltd.	8,015	810
	Viacom Inc. Class B	19,248	728
*	AutoZone Inc.	2,789	723
	Comcast Corp. Class A Special Shares	36,023	683
	News Corp. Class B	43,659	665
*	Discovery Communications Inc. Class A	13,606	555
*	Discovery Communications Inc.	14,153	503
*	Dollar General Corp.	8,336	274
	DISH Network Corp. Class A	7,097	130
*,^ Sears Holdings Corp.		1,485	97
			72,429
Consumer Staples (14.6%)
	Wal-Mart Stores Inc.	201,749	10,913
	Philip Morris International Inc.	181,238	10,311
	PepsiCo Inc.	157,314	10,167
	Coca-Cola Co.	133,593	8,439
	Colgate-Palmolive Co.	48,056	3,679
	Walgreen Co.	96,229	3,354
	Costco Wholesale Corp.	43,422	2,936
	Kimberly-Clark Corp.	40,863	2,529
	General Mills Inc.	63,503	2,243

Sysco Corp.	58,740	1,705
Kroger Co.	60,314	1,420
Kellogg Co.	26,147	1,287
Mead Johnson Nutrition Co.	20,421	1,216
Avon Products Inc.	42,415	1,211
Clorox Co.	13,737	849
Estee Lauder Cos. Inc. Class A	11,249	843
HJ Heinz Co.	15,738	760
Hershey Co.	15,632	732
Campbell Soup Co.	13,055	442
Brown-Forman Corp. Class B	5,228	342
Sara Lee Corp.	21,983	330
		65,708
Energy (7.2%)
Schlumberger Ltd.	135,112	10,450
Halliburton Co.	90,216	3,414
Anadarko Petroleum Corp.	48,939	3,140
EOG Resources Inc.	25,063	2,229
Baker Hughes Inc.	42,626	2,223
Hess Corp.	29,509	2,067
Peabody Energy Corp.	26,616	1,565
* Weatherford International Ltd.	73,274	1,496
National Oilwell Varco Inc.	20,719	1,270
* Southwestern Energy Co.	34,221	1,239
Murphy Oil Corp.	18,190	1,228
* Ultra Petroleum Corp.	15,077	709
Noble Energy Inc.	6,048	491
Diamond Offshore Drilling Inc.	6,863	444
Noble Corp.	8,824	299
* Transocean Ltd.	182	12
		32,276
Financials (6.7%)
* Citigroup Inc.	1,289,233	5,415
American Express Co.	107,078	4,628
* Berkshire Hathaway Inc. Class B	29,612	2,360
State Street Corp.	49,625	2,144
CME Group Inc.	6,646	1,914
Simon Property Group Inc.	18,820	1,854
Franklin Resources Inc.	15,601	1,780
Charles Schwab Corp.	100,344	1,508
T Rowe Price Group Inc.	25,348	1,479
Public Storage	14,297	1,381
Aflac Inc.	23,279	1,199
Northern Trust Corp.	21,544	1,084
SunTrust Banks Inc.	24,717	577
Moody's Corp.	19,692	528
Equity Residential	9,905	495
Ameriprise Financial Inc.	8,773	455
Progressive Corp.	21,950	446
Boston Properties Inc.	4,802	402
TD Ameritrade Holding Corp.	22,768	381
Capital One Financial Corp.	15	1
		30,031
Health Care (10.1%)
Abbott Laboratories	152,630	7,099
Medtronic Inc.	107,085	3,590
* Amgen Inc.	61,604	3,246

* Gilead Sciences Inc.	82,925	3,027
Baxter International Inc.	57,783	2,805
* Celgene Corp.	46,480	2,760
* Express Scripts Inc.	50,953	2,654
* Medco Health Solutions Inc.	42,880	2,629
* Thermo Fisher Scientific Inc.	40,676	2,069
Allergan Inc.	30,407	2,015
* Genzyme Corp.	25,199	1,795
Becton Dickinson and Co.	22,955	1,789
McKesson Corp.	25,852	1,652
* Biogen Idec Inc.	23,921	1,530
Stryker Corp.	29,437	1,474
* St. Jude Medical Inc.	33,344	1,290
* Intuitive Surgical Inc.	3,891	1,013
* Zimmer Holdings Inc.	19,871	979
* Laboratory Corp. of America Holdings	10,165	834
CR Bard Inc.	9,260	786
Quest Diagnostics Inc.	14,894	735
Cardinal Health Inc.	28	1
		45,772
Industrials (10.6%)
Caterpillar Inc.	62,342	5,274
United Parcel Service Inc. Class B	71,691	5,028
Union Pacific Corp.	49,200	4,433
Emerson Electric Co.	74,399	4,097
Deere & Co.	41,912	3,131
Boeing Co.	44,676	2,849
FedEx Corp.	29,552	2,693
Danaher Corp.	54,852	2,372
Norfolk Southern Corp.	36,449	2,193
Precision Castparts Corp.	14,065	1,942
Cummins Inc.	18,673	1,814
PACCAR Inc.	32,441	1,747
Honeywell International Inc.	25,388	1,262
CH Robinson Worldwide Inc.	16,400	1,209
Expeditors International of Washington Inc.	20,980	1,110
* Delta Air Lines Inc.	78,754	1,077
Republic Services Inc. Class A	38,237	1,076
Fluor Corp.	17,676	1,022
Rockwell Collins Inc.	15,694	880
ITT Corp.	17,228	793
Ingersoll-Rand plc	16,115	661
Parker Hannifin Corp.	7,963	639
Southwest Airlines Co.	36,880	491
		47,793
Information Technology (35.6%)
* Apple Inc.	90,335	28,108
Microsoft Corp.	770,114	19,415
International Business Machines Corp.	124,717	17,642
* Google Inc. Class A	24,370	13,543
* Cisco Systems Inc.	564,730	10,820
Oracle Corp.	397,604	10,751
QUALCOMM Inc.	158,725	7,419
Hewlett-Packard Co.	115,419	4,840
* EMC Corp.	203,056	4,364
Texas Instruments Inc.	118,183	3,758
Visa Inc. Class A	49,111	3,627

* eBay Inc.	116,773	3,402
Accenture plc Class A	63,014	2,730
Mastercard Inc. Class A	10,575	2,507
Broadcom Corp. Class A	44,328	1,972
* Cognizant Technology Solutions Corp. Class A	29,752	1,933
* NetApp Inc.	35,308	1,798
* Juniper Networks Inc.	51,410	1,749
* Salesforce.com Inc.	11,564	1,610
* Adobe Systems Inc.	51,935	1,440
Tyco Electronics Ltd.	44,197	1,344
* Intuit Inc.	29,507	1,325
* Symantec Corp.	78,051	1,311
* Yahoo! Inc.	82,325	1,298
* Citrix Systems Inc.	18,663	1,240
* Agilent Technologies Inc.	34,417	1,205
Western Union Co.	65,274	1,151
* Dell Inc.	86,533	1,144
Automatic Data Processing Inc.	24,354	1,085
* Marvell Technology Group Ltd.	54,632	1,054
Analog Devices Inc.	29,475	1,048
CA Inc.	40,817	934
* First Solar Inc.	5,498	675
Activision Blizzard Inc.	54,481	640
* Motorola Inc.	76,734	588
* VMware Inc. Class A	7,186	586
* NVIDIA Corp.	36,892	502
Paychex Inc.	11,227	320
Corning Inc.	70	1
		160,879
Materials (4.4%)
Freeport-McMoRan Copper & Gold Inc.	46,517	4,713
Monsanto Co.	53,440	3,202
Newmont Mining Corp.	48,687	2,864
Praxair Inc.	30,264	2,786
Air Products & Chemicals Inc.	21,016	1,812
Alcoa Inc.	100,979	1,325
Ecolab Inc.	23,069	1,103
Mosaic Co.	15,420	1,043
Sherwin-Williams Co.	9,143	678
Nucor Corp.	11,027	416
International Paper Co.	196	5
		19,947
Telecommunication Services (0.7%)
* American Tower Corp. Class A	39,665	2,006
* Crown Castle International Corp.	28,704	1,192
		3,198
Utilities (0.2%)
* AES Corp.	66,736	721

Total Common Stocks (Cost $425,018)		478,754

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $483)	0.216%	482,501	483

Total Investments (106.2%) (Cost $425,501)			479,237
Other Assets and Liabilities-Net (-6.2%)[2]			(27,864)
Net Assets (100%)			451,373

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $468,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $483,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $425,501,000. Net unrealized appreciation of investment securities for tax purposes was $53,736,000, consisting of unrealized gains of $65,156,000 on securities that had risen in value since their purchase and $11,420,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap 300 Value Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (106.0%)
Consumer Discretionary (5.5%)
Home Depot Inc.	127,994	3,867
Walt Disney Co.	89,960	3,284
Time Warner Inc.	85,632	2,525
Comcast Corp. Class A	97,323	1,947
Comcast Corp. Class A Special Shares	87,987	1,669
* General Motors Co.	39,989	1,368
Viacom Inc. Class B	27,505	1,041
Macy's Inc.	32,090	824
Stanley Black & Decker Inc.	11,960	712
VF Corp.	6,593	546
JC Penney Co. Inc.	16,236	540
Garmin Ltd.	8,910	258
DISH Network Corp. Class A	10,384	191
^,* Sears Holdings Corp.	2,197	144
		18,916
Consumer Staples (10.0%)
Procter & Gamble Co.	216,133	13,199
Kraft Foods Inc.	132,846	4,019
Altria Group Inc.	158,737	3,810
Coca-Cola Co.	55,512	3,507
CVS Caremark Corp.	103,287	3,202
Archer-Daniels-Midland Co.	48,980	1,420
Lorillard Inc.	11,540	918
Reynolds American Inc.	26,598	823
ConAgra Foods Inc.	33,549	721
Safeway Inc.	29,118	669
Molson Coors Brewing Co. Class B	12,380	590
HJ Heinz Co.	12,145	586
Sara Lee Corp.	31,203	468
Campbell Soup Co.	5,430	184
Brown-Forman Corp. Class B	2,168	142
		34,258
Energy (18.9%)
Exxon Mobil Corp.	387,851	26,979
Chevron Corp.	153,150	12,401
ConocoPhillips	107,340	6,459
Occidental Petroleum Corp.	61,864	5,455
Apache Corp.	29,098	3,132
Devon Energy Corp.	31,477	2,221
Marathon Oil Corp.	54,055	1,809
Spectra Energy Corp.	49,322	1,172
Chesapeake Energy Corp.	49,792	1,052
Williams Cos. Inc.	44,482	1,015
National Oilwell Varco Inc.	15,940	977
Valero Energy Corp.	43,055	839
Noble Energy Inc.	8,670	704
Noble Corp.	12,692	430

* Transocean Ltd.	1,909	128
		64,773
Financials (24.4%)
JPMorgan Chase & Co.	302,032	11,290
Wells Fargo & Co.	378,705	10,305
Bank of America Corp.	763,999	8,366
Goldman Sachs Group Inc.	37,311	5,826
* Citigroup Inc.	993,125	4,171
US Bancorp	146,031	3,473
* Berkshire Hathaway Inc. Class B	42,363	3,375
MetLife Inc.	71,268	2,719
Bank of New York Mellon Corp.	92,474	2,496
Morgan Stanley	95,767	2,342
PNC Financial Services Group Inc.	40,019	2,155
Travelers Cos. Inc.	35,799	1,933
Prudential Financial Inc.	35,419	1,795
ACE Ltd.	25,812	1,511
Chubb Corp.	23,959	1,366
Capital One Financial Corp.	34,855	1,298
BB&T Corp.	52,782	1,225
Allstate Corp.	38,902	1,132
BlackRock Inc.	6,708	1,093
Marsh & McLennan Cos. Inc.	41,274	1,035
Vornado Realty Trust	12,482	1,018
Loews Corp.	25,452	952
Aflac Inc.	17,906	922
AON Corp.	22,541	904
Annaly Capital Management Inc.	47,134	857
HCP Inc.	24,612	810
Simon Property Group Inc.	7,805	769
Invesco Ltd.	35,119	764
Fifth Third Bancorp	60,514	723
Hartford Financial Services Group Inc.	32,209	717
Equity Residential	14,075	703
Weyerhaeuser Co.	40,880	682
Principal Financial Group Inc.	24,441	666
Ameriprise Financial Inc.	12,452	646
Progressive Corp.	31,458	640
Boston Properties Inc.	6,911	579
NYSE Euronext	19,916	544
General Growth Properties Inc.	32,267	522
M&T Bank Corp.	6,362	490
SunTrust Banks Inc.	19,074	446
Hudson City Bancorp Inc.	36,166	410
		83,670
Health Care (14.2%)
Johnson & Johnson	209,810	12,914
Pfizer Inc.	612,287	9,974
Merck & Co. Inc.	234,119	8,070
Bristol-Myers Squibb Co.	130,621	3,297
UnitedHealth Group Inc.	85,636	3,127
Eli Lilly & Co.	79,051	2,661
* WellPoint Inc.	30,448	1,697
Covidien plc	38,203	1,607
* Amgen Inc.	25,599	1,349
Cardinal Health Inc.	26,797	954
Aetna Inc.	31,750	940

CIGNA Corp.	21,030	774
* Boston Scientific Corp.	115,288	740
* Forest Laboratories Inc.	21,789	695
		48,799
Industrials (11.3%)
General Electric Co.	814,366	12,891
United Technologies Corp.	67,229	5,060
3M Co.	51,604	4,334
Honeywell International Inc.	36,321	1,806
CSX Corp.	28,917	1,758
General Dynamics Corp.	24,627	1,628
Lockheed Martin Corp.	23,469	1,597
Illinois Tool Works Inc.	32,599	1,553
Raytheon Co.	28,495	1,318
Northrop Grumman Corp.	21,290	1,313
Boeing Co.	18,565	1,184
Waste Management Inc.	34,522	1,182
Eaton Corp.	12,132	1,170
L-3 Communications Holdings Inc.	8,734	614
Ingersoll-Rand plc	12,316	505
Parker Hannifin Corp.	6,149	493
Southwest Airlines Co.	28,461	379
		38,785
Information Technology (6.7%)
Intel Corp.	424,122	8,957
Hewlett-Packard Co.	89,070	3,735
Corning Inc.	118,949	2,101
Tyco International Ltd.	37,909	1,436
Applied Materials Inc.	102,294	1,272
Xerox Corp.	105,277	1,206
* Dell Inc.	66,778	883
* Motorola Inc.	109,585	839
Automatic Data Processing Inc.	18,773	837
* Yahoo! Inc.	34,209	539
Fidelity National Information Services Inc.	19,397	522
Paychex Inc.	16,136	461
* NVIDIA Corp.	15,331	208
		22,996
Materials (2.5%)
EI du Pont de Nemours & Co.	69,049	3,244
Dow Chemical Co.	88,347	2,755
PPG Industries Inc.	12,563	979
International Paper Co.	31,681	791
Nucor Corp.	15,651	591
		8,360
Telecommunication Services (6.4%)
AT&T Inc.	450,097	12,508
Verizon Communications Inc.	215,316	6,892
CenturyLink Inc.	22,932	986
* Sprint Nextel Corp.	224,303	848
Qwest Communications International Inc.	119,015	833
		22,067
Utilities (6.1%)
Southern Co.	63,275	2,387
Exelon Corp.	50,348	1,982
Dominion Resources Inc.	44,874	1,864

Mega Cap 300 Value Index Fund

Duke Energy Corp.		100,445	1,763
NextEra Energy Inc.		30,090	1,523
PG&E Corp.		29,763	1,397
American Electric Power Co. Inc.		36,518	1,300
Public Service Enterprise Group Inc.		38,510	1,187
Consolidated Edison Inc.		21,503	1,040
Entergy Corp.		14,213	1,013
Progress Energy Inc.		22,272	973
PPL Corp.		36,718	933
Sempra Energy		17,906	897
Edison International		23,536	869
Xcel Energy Inc.		34,940	821
FirstEnergy Corp.		23,176	814
			20,763
Total Common Stocks (Cost $353,591)			363,387
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $67)	0.216%	67,001	67

Total Investments (106.0%) (Cost $353,658)			363,454
Other Assets and Liabilities-Net (-6.0%)[2]			(20,552)
Net Assets (100%)			342,902

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $66,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $67,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

Mega Cap 300 Value Index Fund

C. At November 30, 2010, the cost of investment securities for tax purposes was $353,658,000. Net unrealized appreciation of investment securities for tax purposes was $9,796,000, consisting of unrealized gains of $23,549,000 on securities that had risen in value since their purchase and $13,753,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of November 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	11/15/30	680	288
United States Treasury Strip Coupon	0.000%	2/15/31	28,045	11,750
United States Treasury Strip Coupon	0.000%	5/15/31	21,560	8,937
United States Treasury Strip Coupon	0.000%	8/15/31	23,888	9,770
United States Treasury Strip Coupon	0.000%	11/15/31	21,305	8,599
United States Treasury Strip Coupon	0.000%	2/15/32	21,345	8,508
United States Treasury Strip Coupon	0.000%	5/15/32	25,045	9,861
United States Treasury Strip Coupon	0.000%	8/15/32	24,060	9,357
United States Treasury Strip Coupon	0.000%	11/15/32	22,890	8,786
United States Treasury Strip Coupon	0.000%	2/15/33	22,060	8,366
United States Treasury Strip Coupon	0.000%	5/15/33	24,470	9,165
United States Treasury Strip Coupon	0.000%	8/15/33	22,905	8,470
United States Treasury Strip Coupon	0.000%	11/15/33	24,755	9,034
United States Treasury Strip Coupon	0.000%	2/15/34	22,465	8,096
United States Treasury Strip Coupon	0.000%	5/15/34	22,990	8,188
United States Treasury Strip Coupon	0.000%	8/15/34	24,350	8,553
United States Treasury Strip Coupon	0.000%	11/15/34	22,240	7,716
United States Treasury Strip Coupon	0.000%	2/15/35	22,845	7,824
United States Treasury Strip Coupon	0.000%	5/15/35	22,540	7,614
United States Treasury Strip Coupon	0.000%	8/15/35	22,380	7,468
United States Treasury Strip Coupon	0.000%	11/15/35	21,925	7,216
United States Treasury Strip Coupon	0.000%	2/15/36	28,525	9,277
United States Treasury Strip Coupon	0.000%	5/15/36	23,240	7,457
United States Treasury Strip Coupon	0.000%	8/15/36	22,050	6,996
United States Treasury Strip Coupon	0.000%	11/15/36	25,250	7,910
United States Treasury Strip Coupon	0.000%	2/15/37	31,635	9,785
United States Treasury Strip Coupon	0.000%	5/15/37	20,000	6,116
United States Treasury Strip Coupon	0.000%	8/15/37	24,250	7,311
United States Treasury Strip Coupon	0.000%	11/15/37	22,575	6,718
United States Treasury Strip Coupon	0.000%	2/15/38	25,050	7,358
United States Treasury Strip Coupon	0.000%	5/15/38	31,145	9,032
United States Treasury Strip Coupon	0.000%	8/15/38	25,745	7,375
United States Treasury Strip Coupon	0.000%	11/15/38	23,450	6,630
United States Treasury Strip Coupon	0.000%	2/15/39	24,000	6,699
United States Treasury Strip Coupon	0.000%	5/15/39	14,650	4,043
United States Treasury Strip Coupon	0.000%	8/15/39	19,285	5,266
United States Treasury Strip Coupon	0.000%	11/15/39	27,385	7,400
United States Treasury Strip Coupon	0.000%	2/15/40	4,600	1,227
United States Treasury Strip Coupon	0.000%	5/15/40	4,695	1,242
United States Treasury Strip Coupon	0.000%	8/15/40	2,600	680
United States Treasury Strip Coupon	0.000%	11/15/40	16,000	4,205
United States Treasury Strip Principal	0.000%	2/15/31	18,000	7,760
United States Treasury Strip Principal	0.000%	2/15/36	18,010	6,046
United States Treasury Strip Principal	0.000%	2/15/37	13,600	4,352
United States Treasury Strip Principal	0.000%	5/15/37	24,880	7,888
United States Treasury Strip Principal	0.000%	2/15/38	19,700	5,964
United States Treasury Strip Principal	0.000%	5/15/38	14,495	4,330
United States Treasury Strip Principal	0.000%	2/15/39	23,385	6,710
United States Treasury Strip Principal	0.000%	5/15/39	30,375	8,564

United States Treasury Strip Principal	0.000%	8/15/39	28,290	7,870
United States Treasury Strip Principal	0.000%	11/15/39	18,100	4,979
United States Treasury Strip Principal	0.000%	2/15/40	40,165	10,941
United States Treasury Strip Principal	0.000%	5/15/40	40,300	10,834
United States Treasury Strip Principal	0.000%	8/15/40	45,055	12,084
United States Treasury Strip Principal	0.000%	11/15/40	25,000	6,590
Total U.S. Government and Agency Obligations (Cost $400,588)				401,205
Total Investments (100.0%) (Cost $400,588)				401,205
Other Assets and Liabilities-Net (0.0%)				(90)
Net Assets (100%)				401,115

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 2 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $400,588,000. Net unrealized appreciation of investment securities for tax purposes was $617,000, consisting of unrealized gains of $8,392,000 on securities that had risen in value since their purchase and $7,775,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Auto Components (4.0%)
Johnson Controls Inc.	139,656	5,089
* BorgWarner Inc.	23,649	1,427
Autoliv Inc.	18,354	1,348
* TRW Automotive Holdings Corp.	21,578	1,025
* Lear Corp.	10,262	901
Gentex Corp.	29,098	611
* Goodyear Tire & Rubber Co.	47,888	458
* Tenneco Inc.	12,429	453
* Dana Holding Corp.	29,154	440
Cooper Tire & Rubber Co.	11,457	239
* American Axle & Manufacturing Holdings Inc.	13,492	145
* Exide Technologies	15,851	130
* Modine Manufacturing Co.	9,207	128
* Federal-Mogul Corp.	6,213	116
* Dorman Products Inc.	2,797	110
* Fuel Systems Solutions Inc.	3,139	108
Superior Industries International Inc.	4,764	93
* Drew Industries Inc.	4,158	84
Spartan Motors Inc.	6,391	34
* Wonder Auto Technology Inc.	3,975	33
* China Automotive Systems Inc.	1,424	21
* China XD Plastics Co. Ltd.	2,751	15
		13,008
Automobiles (4.9%)
* Ford Motor Co.	628,811	10,023
* General Motors Co.	108,895	3,724
Harley-Davidson Inc.	48,846	1,528
* Tesla Motors Inc.	6,766	239
Thor Industries Inc.	7,537	223
* Winnebago Industries Inc.	5,968	62
		15,799
Distributors (0.7%)
Genuine Parts Co.	32,691	1,574
* LKQ Corp.	28,306	611
* Core-Mark Holding Co. Inc.	2,003	72
Weyco Group Inc.	1,520	37
		2,294
Diversified Consumer Services (2.2%)
* Apollo Group Inc. Class A	27,451	933
H&R Block Inc.	63,991	806
DeVry Inc.	13,205	567
Sotheby's	13,953	560
* Coinstar Inc.	6,447	415
Service Corp. International	51,192	413
* ITT Educational Services Inc.	6,967	407
Strayer Education Inc.	2,906	395
* Career Education Corp.	17,103	304
Hillenbrand Inc.	13,016	251

	Weight Watchers International Inc.	7,036	241
	Regis Corp.	11,942	213
	Matthews International Corp. Class A	6,280	204
*	Capella Education Co.	3,149	172
*	American Public Education Inc.	3,805	130
^,* Education Management Corp.		8,975	127
*	K12 Inc.	4,785	123
*	Steiner Leisure Ltd.	2,929	118
	Stewart Enterprises Inc. Class A	17,574	100
*	Pre-Paid Legal Services Inc.	1,462	95
	Universal Technical Institute Inc.	4,300	89
*	Grand Canyon Education Inc.	4,315	82
*	Corinthian Colleges Inc.	18,216	75
*	ChinaCast Education Corp.	8,777	68
*	Bridgepoint Education Inc.	4,014	61
*	Lincoln Educational Services Corp.	3,762	55
			7,004
Hotels, Restaurants & Leisure (17.5%)
	McDonald's Corp.	220,762	17,286
	Yum! Brands Inc.	96,864	4,851
	Starbucks Corp.	153,509	4,697
	Carnival Corp.	95,238	3,934
*	Las Vegas Sands Corp.	68,523	3,432
	Marriott International Inc. Class A	60,202	2,361
	Starwood Hotels & Resorts Worldwide Inc.	39,435	2,242
	Wynn Resorts Ltd.	16,660	1,684
*	Chipotle Mexican Grill Inc. Class A	6,452	1,668
	Darden Restaurants Inc.	27,283	1,336
*	Royal Caribbean Cruises Ltd.	29,003	1,167
	Wyndham Worldwide Corp.	37,051	1,065
	International Game Technology	62,158	962
*	MGM Resorts International	70,035	857
*	Panera Bread Co. Class A	6,165	618
*	WMS Industries Inc.	12,114	537
*	Penn National Gaming Inc.	13,731	482
*	Bally Technologies Inc.	11,188	438
	Brinker International Inc.	21,369	437
*	Hyatt Hotels Corp. Class A	9,161	383
*	Cheesecake Factory Inc.	11,722	374
	Wendy's/Arby's Group Inc. Class A	69,360	331
*	Life Time Fitness Inc.	7,813	308
*	Vail Resorts Inc.	6,043	274
	Cracker Barrel Old Country Store Inc.	4,984	262
*	Orient-Express Hotels Ltd. Class A	21,035	243
	PF Chang's China Bistro Inc.	4,814	243
*	Gaylord Entertainment Co.	6,878	236
	Choice Hotels International Inc.	6,231	232
*	Jack in the Box Inc.	11,442	230
*	Six Flags Entertainment Corp.	3,929	213
	Bob Evans Farms Inc.	6,366	198
*	Texas Roadhouse Inc. Class A	11,134	190
*	Buffalo Wild Wings Inc.	3,585	174
*	CEC Entertainment Inc.	4,573	172
*	DineEquity Inc.	3,169	169
*	Pinnacle Entertainment Inc.	12,631	168
*	BJ's Restaurants Inc.	4,519	166
*	Ruby Tuesday Inc.	12,122	155

* Interval Leisure Group Inc.	8,321	138
International Speedway Corp. Class A	5,776	137
* Domino's Pizza Inc.	8,598	127
* Shuffle Master Inc.	11,240	121
* Scientific Games Corp. Class A	14,721	119
* Papa John's International Inc.	4,481	115
* Sonic Corp.	12,210	114
* Peet's Coffee & Tea Inc.	2,786	106
* Boyd Gaming Corp.	11,587	104
* Biglari Holdings Inc.	258	100
Churchill Downs Inc.	2,499	99
Ameristar Casinos Inc.	5,402	96
* California Pizza Kitchen Inc.	4,885	83
* Denny's Corp.	20,745	76
* Krispy Kreme Doughnuts Inc.	12,533	75
* AFC Enterprises Inc.	5,407	72
Marcus Corp.	4,427	57
* Red Robin Gourmet Burgers Inc.	3,056	57
Speedway Motorsports Inc.	3,069	45
Ambassadors Group Inc.	3,727	41
* Isle of Capri Casinos Inc.	3,314	29
* Monarch Casino & Resort Inc.	1,952	23
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	45	—
		56,709
Household Durables (4.6%)
Stanley Black & Decker Inc.	32,645	1,943
Fortune Brands Inc.	31,601	1,867
Whirlpool Corp.	15,764	1,151
Newell Rubbermaid Inc.	58,064	974
* NVR Inc.	1,152	714
^ Garmin Ltd.	24,217	701
* Mohawk Industries Inc.	12,153	638
* Harman International Industries Inc.	14,515	633
Leggett & Platt Inc.	30,374	629
Tupperware Brands Corp.	13,183	613
DR Horton Inc.	59,729	600
Jarden Corp.	18,999	583
* Toll Brothers Inc.	29,263	525
Lennar Corp. Class A	32,069	487
* Tempur-Pedic International Inc.	13,749	483
* Pulte Group Inc.	71,840	450
MDC Holdings Inc.	7,872	197
KB Home	16,547	187
American Greetings Corp. Class A	7,579	152
* Helen of Troy Ltd.	6,038	143
Ryland Group Inc.	9,204	134
* Meritage Homes Corp.	6,017	114
Ethan Allen Interiors Inc.	5,490	91
* iRobot Corp.	4,413	90
* La-Z-Boy Inc.	10,716	81
* Standard Pacific Corp.	22,276	79
* Universal Electronics Inc.	2,878	79
* Beazer Homes USA Inc.	15,481	64
Blyth Inc.	1,191	53
* Libbey Inc.	3,358	49
* Deer Consumer Products Inc.	4,066	45
* M/I Homes Inc.	3,830	44

* Hovnanian Enterprises Inc. Class A	10,924	40
* Furniture Brands International Inc.	7,992	35
* Sealy Corp.	9,898	30
CSS Industries Inc.	1,571	29
* Brookfield Homes Corp.	2,400	21
		14,748
Internet & Catalog Retail (7.0%)
* Amazon.com Inc.	74,309	13,034
* priceline.com Inc.	10,037	3,955
* NetFlix Inc.	9,230	1,900
* Liberty Media Corp. - Interactive	117,987	1,824
Expedia Inc.	42,959	1,131
* HSN Inc.	8,349	237
* Shutterfly Inc.	5,024	166
* Blue Nile Inc.	3,042	150
NutriSystem Inc.	5,020	104
PetMed Express Inc.	4,850	86
* Overstock.com Inc.	3,292	51
* Orbitz Worldwide Inc.	4,099	22
* Vitacost.com Inc.	3,469	22
Gaiam Inc. Class A	143	1
* 1-800-Flowers.com Inc. Class A	15	—
		22,683
Leisure Equipment & Products (1.5%)
Mattel Inc.	74,612	1,928
Hasbro Inc.	26,102	1,244
Polaris Industries Inc.	6,570	478
Brunswick Corp.	18,501	295
* Eastman Kodak Co.	56,015	264
Pool Corp.	10,299	218
* Jakks Pacific Inc.	5,786	111
Callaway Golf Co.	13,336	102
* RC2 Corp.	4,519	100
Sturm Ruger & Co. Inc.	4,041	65
* Smith & Wesson Holding Corp.	12,348	47
* Leapfrog Enterprises Inc.	7,405	42
* Marine Products Corp.	2,420	16
		4,910
Media (25.2%)
Walt Disney Co.	376,872	13,760
Comcast Corp. Class A	385,409	7,708
* DIRECTV Class A	179,786	7,466
Time Warner Inc.	233,181	6,876
News Corp. Class A	407,419	5,557
Time Warner Cable Inc.	73,719	4,537
Viacom Inc. Class B	115,361	4,364
Comcast Corp. Class A Special Shares	194,763	3,695
Omnicom Group Inc.	62,506	2,840
McGraw-Hill Cos. Inc.	64,112	2,211
CBS Corp. Class B	130,643	2,200
Virgin Media Inc.	65,401	1,666
Cablevision Systems Corp. Class A	51,948	1,645
* Discovery Communications Inc. Class A	28,407	1,158
* Sirius XM Radio Inc.	810,568	1,110
* Interpublic Group of Cos. Inc.	101,389	1,080
* Discovery Communications Inc.	29,417	1,045
Scripps Networks Interactive Inc. Class A	18,972	967

	News Corp. Class B	62,491	952
*	Liberty Global Inc. Class A	24,784	874
*	Liberty Media Corp. - Capital	14,952	861
	DISH Network Corp. Class A	43,642	803
*	Liberty Global Inc.	22,626	761
	Gannett Co. Inc.	49,659	651
*	Liberty Media Corp. - Starz	10,184	640
	Washington Post Co. Class B	1,234	465
*	DreamWorks Animation SKG Inc. Class A	14,465	448
*	Lamar Advertising Co. Class A	12,044	443
	John Wiley & Sons Inc. Class A	9,354	388
*	Valassis Communications Inc.	10,202	332
*	Live Nation Entertainment Inc.	28,913	311
*	Madison Square Garden Inc. Class A	12,946	284
	CTC Media Inc.	11,342	255
	Meredith Corp.	7,554	254
	Cinemark Holdings Inc.	14,193	249
*	New York Times Co. Class A	27,212	245
	Regal Entertainment Group Class A	17,648	238
*	Morningstar Inc.	4,633	234
	National CineMedia Inc.	11,093	207
	Arbitron Inc.	5,572	163
	Scholastic Corp.	5,777	162
*	Clear Channel Outdoor Holdings Inc. Class A	8,565	118
*	Belo Corp. Class A	19,116	111
*	Lions Gate Entertainment Corp.	15,209	110
*	Knology Inc.	6,522	100
	Harte-Hanks Inc.	8,015	100
*	Ascent Media Corp. Class A	2,837	88
	Sinclair Broadcast Group Inc. Class A	9,666	75
*	Mediacom Communications Corp. Class A	8,586	73
	World Wrestling Entertainment Inc. Class A	4,785	67
*	EW Scripps Co. Class A	6,549	59
*	Warner Music Group Corp.	11,195	54
*	Journal Communications Inc. Class A	9,012	41
*	CKX Inc.	9,619	40
*	Dex One Corp.	7,781	37
*	China MediaExpress Holdings Inc.	2,036	34
*	LIN TV Corp. Class A	6,094	28
*	Martha Stewart Living Omnimedia Class A	5,749	27
*	ReachLocal Inc.	1,155	20
*	Outdoor Channel Holdings Inc.	2,678	17
*	SuperMedia Inc.	345	2
			81,306
Multiline Retail (6.9%)
	Target Corp.	142,158	8,094
*	Kohl's Corp.	60,674	3,423
	Macy's Inc.	87,552	2,248
	Nordstrom Inc.	36,441	1,560
	JC Penney Co. Inc.	44,130	1,468
*	Dollar Tree Inc.	26,333	1,447
	Family Dollar Stores Inc.	26,136	1,312
^,* Sears Holdings Corp.		9,184	602
*	Dollar General Corp.	17,758	583
*	Big Lots Inc.	16,894	518
*	Saks Inc.	28,441	317
	Dillard's Inc. Class A	9,769	305

* 99 Cents Only Stores	10,134	159
Fred's Inc. Class A	7,838	100
* Retail Ventures Inc.	5,161	85
		22,221
Specialty Retail (19.0%)
Home Depot Inc.	348,534	10,529
Lowe's Cos. Inc.	291,063	6,607
TJX Cos. Inc.	84,621	3,860
Staples Inc.	151,437	3,333
Best Buy Co. Inc.	73,506	3,140
* Bed Bath & Beyond Inc.	54,734	2,394
Gap Inc.	94,460	2,018
Limited Brands Inc.	57,436	1,934
* O'Reilly Automotive Inc.	28,858	1,737
Ross Stores Inc.	25,324	1,643
Tiffany & Co.	26,373	1,638
* CarMax Inc.	46,404	1,527
* AutoZone Inc.	5,850	1,518
Advance Auto Parts Inc.	17,478	1,153
* Urban Outfitters Inc.	27,893	1,054
PetSmart Inc.	24,590	931
Abercrombie & Fitch Co.	18,381	924
* Signet Jewelers Ltd.	17,839	711
Williams-Sonoma Inc.	20,230	673
* Dick's Sporting Goods Inc.	18,907	647
Tractor Supply Co.	15,166	644
American Eagle Outfitters Inc.	38,531	636
Foot Locker Inc.	32,616	615
Guess? Inc.	12,662	598
* GameStop Corp. Class A	29,626	590
* J Crew Group Inc.	12,666	554
* Aeropostale Inc.	19,479	527
RadioShack Corp.	26,180	483
Chico's FAS Inc.	37,222	449
Rent-A-Center Inc.	13,721	382
* AnnTaylor Stores Corp.	12,286	331
* Dress Barn Inc.	13,032	322
* OfficeMax Inc.	17,675	302
Men's Wearhouse Inc.	10,422	297
Aaron's Inc.	14,600	291
* Sally Beauty Holdings Inc.	20,864	287
* Childrens Place Retail Stores Inc.	5,190	269
* Jo-Ann Stores Inc.	5,405	262
* JOS A Bank Clothiers Inc.	5,725	258
* Office Depot Inc.	57,314	249
* AutoNation Inc.	9,313	243
* Pier 1 Imports Inc.	24,314	237
* Ulta Salon Cosmetics & Fragrance Inc.	6,731	235
* Collective Brands Inc.	13,470	228
Buckle Inc.	5,830	222
* Hibbett Sports Inc.	6,006	206
Group 1 Automotive Inc.	5,095	197
Finish Line Inc. Class A	10,928	195
Monro Muffler Brake Inc.	3,933	194
* Genesco Inc.	5,014	193
* Cabela's Inc.	8,460	188
Cato Corp. Class A	5,781	165

* Penske Automotive Group Inc.	9,650	146
* Zumiez Inc.	4,502	143
PEP Boys-Manny Moe & Jack	11,003	136
Brown Shoe Co. Inc.	9,092	129
Stage Stores Inc.	8,062	122
* DSW Inc. Class A	3,050	119
Barnes & Noble Inc.	7,822	110
* Vitamin Shoppe Inc.	3,685	109
* Lumber Liquidators Holdings Inc.	4,537	107
* hhgregg Inc.	4,061	102
* Select Comfort Corp.	11,297	99
* Asbury Automotive Group Inc.	6,156	97
* Sonic Automotive Inc. Class A	7,669	95
* Talbots Inc.	8,017	92
* Charming Shoppes Inc.	23,900	91
* Pacific Sunwear of California Inc.	13,917	88
* Rue21 Inc.	2,770	83
* Citi Trends Inc.	3,050	72
* Wet Seal Inc. Class A	21,141	69
Big 5 Sporting Goods Corp.	4,369	60
HOT Topic Inc.	9,107	56
* Express Inc.	3,682	56
* America's Car-Mart Inc.	2,176	55
* Stein Mart Inc.	5,516	55
* Shoe Carnival Inc.	1,915	53
* Coldwater Creek Inc.	13,317	45
Bebe Stores Inc.	6,239	40
* Kirkland's Inc.	3,300	39
Christopher & Banks Corp.	7,389	39
Haverty Furniture Cos. Inc.	3,249	39
Systemax Inc.	2,271	30
* New York & Co. Inc.	5,629	19
* Conn's Inc.	1,102	4
* Borders Group Inc.	104	—
		61,419
Textiles, Apparel & Luxury Goods (6.4%)
NIKE Inc. Class B	77,023	6,634
Coach Inc.	61,687	3,488
VF Corp.	17,922	1,485
Polo Ralph Lauren Corp. Class A	13,489	1,474
Phillips-Van Heusen Corp.	13,755	933
* Fossil Inc.	11,137	753
* Deckers Outdoor Corp.	8,055	619
* Hanesbrands Inc.	19,951	542
* Lululemon Athletica Inc.	9,504	510
* Warnaco Group Inc.	9,259	499
* Under Armour Inc. Class A	7,544	436
* Carter's Inc.	12,413	393
Wolverine World Wide Inc.	10,119	316
* CROCS Inc.	17,917	314
* Iconix Brand Group Inc.	15,009	280
Jones Group Inc.	18,168	246
* Steven Madden Ltd.	5,163	234
* Timberland Co. Class A	8,618	214
* Skechers U.S.A. Inc. Class A	7,426	171
* Liz Claiborne Inc.	19,553	143
Columbia Sportswear Co.	2,479	138

*	Maidenform Brands Inc.		4,766	131
*	Quiksilver Inc.		27,129	117
*	True Religion Apparel Inc.		5,058	113
*	G-III Apparel Group Ltd.		3,375	92
	Oxford Industries Inc.		2,906	72
*	K-Swiss Inc. Class A		5,709	71
	Volcom Inc.		3,526	63
*	Movado Group Inc.		3,830	46
*	Unifi Inc.		3,110	44
*	Kenneth Cole Productions Inc. Class A		2,048	28
*	Fuqi International Inc.		3,371	21
				20,620
Total Common Stocks (Cost $300,744)				322,721
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $716)		0.216%	716,301	716
Total Investments (100.1%) (Cost $301,460)				323,437
Other Assets and Liabilities-Net (-0.1%)[2]				(463)
Net Assets (100%)				322,974

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $694,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $716,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $301,460,000. Net unrealized appreciation of investment securities for tax purposes was $21,977,000, consisting of unrealized gains of $43,159,000 on securities that had risen in value since their purchase and $21,182,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of November 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Beverages (20.4%)
	Coca-Cola Co.	912,722	57,657
	PepsiCo Inc.	710,351	45,910
	Dr Pepper Snapple Group Inc.	134,141	4,913
	Coca-Cola Enterprises Inc.	179,657	4,339
	Molson Coors Brewing Co. Class B	85,316	4,065
	Brown-Forman Corp. Class B	43,881	2,871
*	Constellation Brands Inc. Class A	115,171	2,374
*	Hansen Natural Corp.	44,434	2,365
*	Central European Distribution Corp.	42,199	1,014
*	Boston Beer Co. Inc. Class A	10,560	862
	Coca-Cola Bottling Co. Consolidated	8,037	470
	National Beverage Corp.	31,468	412
*	Heckmann Corp.	102,006	395
			127,647
Food & Staples Retailing (22.4%)
	Wal-Mart Stores Inc.	919,009	49,709
	CVS Caremark Corp.	694,825	21,540
	Walgreen Co.	495,071	17,253
	Costco Wholesale Corp.	223,147	15,087
	Sysco Corp.	302,066	8,766
	Kroger Co.	315,523	7,431
	Safeway Inc.	205,548	4,726
*	Whole Foods Market Inc.	79,704	3,764
*	BJ's Wholesale Club Inc.	35,526	1,627
*	United Natural Foods Inc.	33,317	1,247
	SUPERVALU Inc.	128,213	1,159
	Ruddick Corp.	30,214	1,111
	Casey's General Stores Inc.	25,235	1,003
	Pricesmart Inc.	21,515	722
*	Pantry Inc.	32,778	673
	Andersons Inc.	17,694	572
	Weis Markets Inc.	14,539	560
	Nash Finch Co.	14,715	544
*	Rite Aid Corp.	550,086	517
	Spartan Stores Inc.	30,704	502
	Ingles Markets Inc. Class A	26,273	490
*	Susser Holdings Corp.	34,819	468
	Village Super Market Inc. Class A	13,538	427
*	Winn-Dixie Stores Inc.	56,754	345
	Arden Group Inc.	3,415	277
^,* Great Atlantic & Pacific Tea Co.		81,428	244
			140,764
Food Products (20.5%)
	Kraft Foods Inc.	880,762	26,643
	General Mills Inc.	336,559	11,891
	Archer-Daniels-Midland Co.	329,112	9,541
	HJ Heinz Co.	163,596	7,897
	Kellogg Co.	136,960	6,743

	Mead Johnson Nutrition Co.	106,684	6,355
	Sara Lee Corp.	346,549	5,198
	ConAgra Foods Inc.	231,434	4,971
	Bunge Ltd.	72,130	4,387
	JM Smucker Co.	63,228	3,999
	Hershey Co.	85,171	3,986
	Campbell Soup Co.	110,506	3,746
	McCormick & Co. Inc.	66,011	2,905
	Tyson Foods Inc. Class A	160,485	2,540
*	Green Mountain Coffee Roasters Inc.	62,066	2,301
	Del Monte Foods Co.	120,143	2,250
	Hormel Foods Corp.	43,270	2,124
*	Ralcorp Holdings Inc.	32,214	1,995
	Corn Products International Inc.	45,610	1,967
*	Smithfield Foods Inc.	90,486	1,593
	Flowers Foods Inc.	51,944	1,361
*	TreeHouse Foods Inc.	24,070	1,196
*	Hain Celestial Group Inc.	35,343	937
*	Darling International Inc.	76,380	884
	Diamond Foods Inc.	18,405	857
*	Dean Foods Co.	117,769	856
	Fresh Del Monte Produce Inc.	36,477	801
	Lancaster Colony Corp.	14,668	764
	Sanderson Farms Inc.	16,667	738
*	Zhongpin Inc.	36,691	701
	B&G Foods Inc. Class A	54,015	690
	J&J Snack Foods Corp.	13,986	640
	Lance Inc.	25,572	599
	Tootsie Roll Industries Inc.	22,089	588
	Calavo Growers Inc.	21,819	504
	Cal-Maine Foods Inc.	15,318	470
*	Chiquita Brands International Inc.	39,748	444
^,* Feihe International Inc.		35,476	401
*	Pilgrim's Pride Corp.	58,600	389
*	Dole Food Co. Inc.	40,731	386
	Farmer Bros Co.	19,907	347
*	Smart Balance Inc.	84,378	309
	Alico Inc.	12,886	298
^,* AgFeed Industries Inc.		101,352	243
			128,435
Household Products (19.9%)
	Procter & Gamble Co.	1,332,796	81,394
	Colgate-Palmolive Co.	247,204	18,923
	Kimberly-Clark Corp.	209,547	12,969
	Clorox Co.	73,308	4,531
*	Energizer Holdings Inc.	37,654	2,650
	Church & Dwight Co. Inc.	39,017	2,546
	WD-40 Co.	16,988	664
*	Central Garden and Pet Co. Class A	54,041	505
*	Central Garden and Pet Co.	37,933	351
*	Cellu Tissue Holdings Inc.	21,023	251
			124,784
Personal Products (3.2%)
	Avon Products Inc.	221,915	6,338
	Estee Lauder Cos. Inc. Class A	61,006	4,571
	Herbalife Ltd.	37,154	2,550
	Alberto-Culver Co. Class B	53,795	2,001

Consumer Staples Index Fund

Nu Skin Enterprises Inc. Class A		40,230	1,272
* Prestige Brands Holdings Inc.		56,118	660
* Elizabeth Arden Inc.		27,783	592
* USANA Health Sciences Inc.		13,069	550
Inter Parfums Inc.		28,314	517
^,* China-Biotics Inc.		25,795	298
* American Oriental Bioengineering Inc.		117,930	268
* Revlon Inc. Class A		26,057	258
			19,875
Tobacco (13.6%)
Philip Morris International Inc.		807,596	45,944
Altria Group Inc.		1,052,655	25,264
Lorillard Inc.		80,619	6,416
Reynolds American Inc.		182,690	5,652
Vector Group Ltd.		41,780	764
Universal Corp.		17,575	719
* Alliance One International Inc.		100,870	391
			85,150
Total Common Stocks (Cost $615,226)			626,655
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,154)
	0.216%	1,153,998	1,154
Total Investments (100.2%) (Cost $616,380)			627,809
Other Assets and Liabilities-Net (-0.2%)[2]			(1,429)
Net Assets (100%)			626,380

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $411,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $468,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Consumer Staples Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $616,380,000. Net unrealized appreciation of investment securities for tax purposes was $11,429,000, consisting of unrealized gains of $43,783,000 on securities that had risen in value since their purchase and $32,354,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Energy Equipment & Services (22.8%)
Oil & Gas Drilling (3.3%)
Noble Corp.	270,477	9,175
* Nabors Industries Ltd.	304,438	6,725
* Pride International Inc.	189,191	5,884
Helmerich & Payne Inc.	113,963	5,169
Diamond Offshore Drilling Inc.	74,626	4,833
* Rowan Cos. Inc.	126,551	3,815
Patterson-UTI Energy Inc.	175,697	3,468
* Transocean Ltd.	50,270	3,370
* Atwood Oceanics Inc.	70,304	2,503
* Unit Corp.	50,473	2,017
* Parker Drilling Co.	198,035	792
* Pioneer Drilling Co.	111,410	763
* Hercules Offshore Inc.	255,912	654

Oil & Gas Equipment & Services (19.5%)
Schlumberger Ltd.	1,345,829	104,086
Halliburton Co.	931,019	35,230
National Oilwell Varco Inc.	429,743	26,339
Baker Hughes Inc.	444,618	23,191
* Weatherford International Ltd.	763,041	15,574
* Cameron International Corp.	254,438	12,241
* FMC Technologies Inc.	128,466	10,822
* McDermott International Inc.	254,732	4,669
* Oceaneering International Inc.	61,242	4,232
Core Laboratories NV	48,643	4,164
* Dresser-Rand Group Inc.	91,494	3,470
* Oil States International Inc.	57,658	3,421
* Superior Energy Services Inc.	93,204	3,112
* Dril-Quip Inc.	38,015	2,944
Tidewater Inc.	59,562	2,924
* SEACOR Holdings Inc.	25,369	2,765
CARBO Ceramics Inc.	23,989	2,330
* Complete Production Services Inc.	81,280	2,312
Lufkin Industries Inc.	38,124	1,930
* Bristow Group Inc.	43,385	1,905
* Helix Energy Solutions Group Inc.	134,274	1,884
* Exterran Holdings Inc.	74,829	1,696
* Key Energy Services Inc.	162,772	1,676
RPC Inc.	51,100	1,497
* ION Geophysical Corp.	198,361	1,426
* Tetra Technologies Inc.	112,539	1,238
* Global Industries Ltd.	168,972	1,053
* Allis-Chalmers Energy Inc.	163,614	1,050
* Gulfmark Offshore Inc.	35,277	1,034
* T-3 Energy Services Inc.	27,134	965
* Hornbeck Offshore Services Inc.	43,025	949
* Basic Energy Services Inc.	63,910	927
Gulf Island Fabrication Inc.	33,686	901

*	OYO Geospace Corp.	11,476	871
*	Cal Dive International Inc.	157,115	841
*	Tesco Corp.	60,382	798
*	Newpark Resources Inc.	134,901	772
*	Matrix Service Co.	63,821	634
*	Willbros Group Inc.	81,726	591
*	Dawson Geophysical Co.	20,739	581
*	PHI Inc.	33,306	563
*	Global Geophysical Services Inc.	5,914	55

			338,831
Oil, Gas & Consumable Fuels (77.4%)
	Coal & Consumable Fuels (3.4%)
	Peabody Energy Corp.	278,122	16,356
	Consol Energy Inc.	235,150	9,867
*	Alpha Natural Resources Inc.	129,515	6,419
	Massey Energy Co.	108,288	5,318
	Arch Coal Inc.	176,310	5,148
*	Patriot Coal Corp.	106,273	1,720
*	International Coal Group Inc.	200,481	1,526
*,^ Uranium Energy Corp.		183,744	1,286
*	Cloud Peak Energy Inc.	51,657	1,083
*	USEC Inc.	178,156	1,060
*	James River Coal Co.	47,128	938
*	L&L Energy Inc.	6,163	65

	Integrated Oil & Gas (46.4%)
	Exxon Mobil Corp.	4,823,837	335,546
	Chevron Corp.	2,018,672	163,452
	Occidental Petroleum Corp.	758,043	66,837
	ConocoPhillips	1,097,184	66,018
	Marathon Oil Corp.	722,437	24,180
	Hess Corp.	302,214	21,170
	Murphy Oil Corp.	188,441	12,723

	Oil & Gas Exploration & Production (21.9%)
	Apache Corp.	392,380	42,236
	Anadarko Petroleum Corp.	503,786	32,323
	Devon Energy Corp.	432,896	30,549
	EOG Resources Inc.	257,325	22,889
	Noble Energy Inc.	180,283	14,648
	Chesapeake Energy Corp.	666,020	14,066
*	Southwestern Energy Co.	356,245	12,896
	Pioneer Natural Resources Co.	121,661	9,746
*	Newfield Exploration Co.	139,896	9,349
*	Ultra Petroleum Corp.	160,011	7,519
*	Denbury Resources Inc.	410,689	7,466
	Cimarex Energy Co.	88,738	7,147
	Range Resources Corp.	168,635	7,081
*	Concho Resources Inc.	83,197	6,885
	QEP Resources Inc.	184,457	6,480
*	Whiting Petroleum Corp.	55,013	6,054
	EQT Corp.	145,903	5,905
*	Petrohawk Energy Corp.	322,631	5,753
*	Plains Exploration & Production Co.	153,433	4,397
*	Forest Oil Corp.	118,872	4,068
	Cabot Oil & Gas Corp.	114,728	4,012

*	Atlas Energy Inc.	89,864	3,860
	EXCO Resources Inc.	202,855	3,767
	SM Energy Co.	71,506	3,553
*	Brigham Exploration Co.	135,561	3,409
*	Rosetta Resources Inc.	68,491	2,453
*	SandRidge Energy Inc.	444,069	2,291
*	Gran Tierra Energy Inc.	304,331	2,273
	Berry Petroleum Co. Class A	59,609	2,272
*	Continental Resources Inc.	41,653	2,226
*	Energy XXI Bermuda Ltd.	84,401	2,081
*	Quicksilver Resources Inc.	146,094	2,077
*	Swift Energy Co.	54,807	2,000
*	Bill Barrett Corp.	48,413	1,862
*	Northern Oil and Gas Inc.	80,354	1,836
*	Approach Resources Inc.	94,950	1,735
*	McMoRan Exploration Co.	101,622	1,517
*	Comstock Resources Inc.	61,810	1,514
*	Stone Energy Corp.	70,908	1,465
*	Cobalt International Energy Inc.	127,833	1,452
*	Carrizo Oil & Gas Inc.	49,252	1,429
*	Petroleum Development Corp.	37,347	1,330
	W&T Offshore Inc.	68,148	1,141
*	Clayton Williams Energy Inc.	14,927	1,122
*	Contango Oil & Gas Co.	19,713	1,099
*	Gulfport Energy Corp.	57,547	1,073
	Penn Virginia Corp.	67,621	1,072
*	ATP Oil & Gas Corp.	71,620	1,054
*	Harvest Natural Resources Inc.	78,232	1,002
*	Resolute Energy Corp.	69,165	890
*	Vaalco Energy Inc.	115,819	856
*	Rex Energy Corp.	66,970	794
*	Petroquest Energy Inc.	111,624	774
*	Magnum Hunter Resources Corp.	124,835	767
*	Energy Partners Ltd.	62,592	758
*	Venoco Inc.	43,430	756
*	Warren Resources Inc.	168,817	748
*	Gastar Exploration Ltd.	142,890	673
*	Goodrich Petroleum Corp.	50,325	662
*	BPZ Resources Inc.	155,518	613
*	Endeavour International Corp.	56,443	583
*	Delta Petroleum Corp.	626,525	477
*	Oilsands Quest Inc.	890,047	401
*	GMX Resources Inc.	19,253	85
*	Kodiak Oil & Gas Corp.	13,029	65
*	Oasis Petroleum Inc.	2,464	63

	Oil & Gas Refining & Marketing (2.1%)
	Valero Energy Corp.	584,140	11,379
	Sunoco Inc.	129,715	5,207
	Tesoro Corp.	169,244	2,762
	World Fuel Services Corp.	77,644	2,337
	Holly Corp.	64,904	2,332
	Frontier Oil Corp.	132,129	2,052
*	CVR Energy Inc.	108,383	1,304
*	Western Refining Inc.	127,868	1,247
*	Clean Energy Fuels Corp.	73,302	981
	Delek US Holdings Inc.	60,263	429
*,^ China Integrated Energy Inc.		49,294	371

Alon USA Energy Inc.		64,806	359

Oil & Gas Storage & Transportation (3.6%)
Spectra Energy Corp.		666,446	15,841
Williams Cos. Inc.		602,466	13,742
El Paso Corp.		733,125	9,890
* Kinder Morgan Management LLC		86,843	5,557
Southern Union Co.		125,596	2,965
Overseas Shipholding Group Inc.		38,318	1,340
* Enbridge Energy Management LLC		20,855	1,271
* Cheniere Energy Inc.		181,928	1,013
Crosstex Energy Inc.		86,213	798
General Maritime Corp.		155,262	593

			1,149,881
Total Common Stocks (Cost $1,291,664)			1,488,712
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $299)	0.216%	298,701	299
Total Investments (100.2%) (Cost $1,291,963)			1,489,011
Other Assets and Liabilities-Net (-0.2%)[2]			(3,545)
Net Assets (100%)			1,485,466

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $264,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $299,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

Energy Index Fund

C. At November 30, 2010, the cost of investment securities for tax purposes was $1,291,963,000. Net unrealized appreciation of investment securities for tax purposes was $197,048,000, consisting of unrealized gains of $225,832,000 on securities that had risen in value since their purchase and $28,784,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Capital Markets (15.5%)
Goldman Sachs Group Inc.	137,179	21,419
Bank of New York Mellon Corp.	340,003	9,177
Morgan Stanley	352,062	8,611
State Street Corp.	140,174	6,056
Franklin Resources Inc.	44,172	5,040
Charles Schwab Corp.	283,423	4,260
T Rowe Price Group Inc.	71,580	4,175
BlackRock Inc.	24,691	4,025
Ameriprise Financial Inc.	70,122	3,635
Northern Trust Corp.	60,772	3,057
Invesco Ltd.	129,071	2,806
Legg Mason Inc.	43,195	1,409
* Affiliated Managers Group Inc.	14,293	1,249
TD Ameritrade Holding Corp.	64,292	1,076
Eaton Vance Corp.	33,279	989
Ares Capital Corp.	57,097	938
* E*Trade Financial Corp.	62,041	915
SEI Investments Co.	36,774	830
Raymond James Financial Inc.	27,996	803
Jefferies Group Inc.	31,468	760
Waddell & Reed Financial Inc. Class A	23,834	734
* American Capital Ltd.	96,141	691
Federated Investors Inc. Class B	26,155	620
Apollo Investment Corp.	54,711	578
Janus Capital Group Inc.	51,835	541
Greenhill & Co. Inc.	7,085	531
* Stifel Financial Corp.	8,760	454
* Knight Capital Group Inc. Class A	25,478	335
* MF Global Holdings Ltd.	38,919	306
KBW Inc.	9,523	221
BlackRock Kelso Capital Corp.	19,256	216
* optionsXpress Holdings Inc.	12,251	212
Prospect Capital Corp.	21,226	208
Solar Capital Ltd.	8,825	207
* Investment Technology Group Inc.	12,253	180
Fifth Street Finance Corp.	15,133	174
* Piper Jaffray Cos.	5,520	165
Evercore Partners Inc. Class A	5,137	155
* LPL Investment Holdings Inc.	4,492	152
Cohen & Steers Inc.	5,462	138
* Financial Engines Inc.	7,581	128
BGC Partners Inc. Class A	16,400	125
Hercules Technology Growth Capital Inc.	11,835	118
Artio Global Investors Inc. Class A	8,956	117
GFI Group Inc.	20,199	94
MVC Capital Inc.	6,567	90
* International Assets Holding Corp.	3,808	87
Capital Southwest Corp.	841	84
Duff & Phelps Corp. Class A	5,906	79

Oppenheimer Holdings Inc. Class A	2,829	67
Calamos Asset Management Inc. Class A	5,531	66
* TradeStation Group Inc.	10,346	66
Epoch Holding Corp.	3,817	61
Westwood Holdings Group Inc.	1,695	61
GAMCO Investors Inc.	1,347	59
THL Credit Inc.	4,514	59
* FBR Capital Markets Corp.	15,644	57
* Gleacher & Co. Inc.	21,976	55
NGP Capital Resources Co.	6,054	55
SWS Group Inc.	8,579	45
Golub Capital BDC Inc.	2,568	42
* Penson Worldwide Inc.	5,265	26
Pzena Investment Management Inc. Class A	2,442	17
		89,706
Commercial Banks (18.2%)
Wells Fargo & Co.	1,392,171	37,881
US Bancorp	536,887	12,767
PNC Financial Services Group Inc.	147,114	7,922
BB&T Corp.	193,578	4,491
SunTrust Banks Inc.	139,659	3,262
Fifth Third Bancorp	222,363	2,657
* CIT Group Inc.	53,068	2,094
Regions Financial Corp.	350,872	1,888
KeyCorp	245,869	1,851
Comerica Inc.	49,198	1,795
M&T Bank Corp.	23,289	1,792
Huntington Bancshares Inc.	200,256	1,168
Zions Bancorporation	48,483	943
Cullen/Frost Bankers Inc.	15,380	823
* Popular Inc.	285,793	823
Commerce Bancshares Inc.	19,988	751
City National Corp.	13,223	710
East West Bancorp Inc.	39,652	688
Marshall & Ilsley Corp.	141,454	678
* First Horizon National Corp.	65,014	622
Associated Banc-Corp	46,363	593
Bank of Hawaii Corp.	13,584	588
Valley National Bancorp	43,167	548
FirstMerit Corp.	30,502	531
* SVB Financial Group	11,824	531
* Signature Bank	11,462	504
TCF Financial Corp.	36,041	490
Fulton Financial Corp.	56,193	486
CapitalSource Inc.	72,995	472
Synovus Financial Corp.	208,350	423
Prosperity Bancshares Inc.	12,554	408
Westamerica Bancorporation	8,247	403
Iberiabank Corp.	7,560	381
Trustmark Corp.	17,219	367
BOK Financial Corp.	7,702	360
Webster Financial Corp.	20,975	346
Umpqua Holdings Corp.	32,500	344
UMB Financial Corp.	9,146	341
United Bankshares Inc.	11,732	307
Susquehanna Bancshares Inc.	36,453	293
Cathay General Bancorp	21,146	286

FNB Corp.	32,499	285
BancorpSouth Inc.	21,341	274
Glacier Bancorp Inc.	20,406	272
First Financial Bancorp	16,432	271
International Bancshares Corp.	15,482	266
Hancock Holding Co.	8,352	263
Whitney Holding Corp.	27,458	258
Old National Bancorp	24,779	255
First Citizens BancShares Inc. Class A	1,453	253
Wintrust Financial Corp.	8,811	252
National Penn Bancshares Inc.	35,864	241
First Financial Bankshares Inc.	4,751	230
Community Bank System Inc.	9,416	227
NBT Bancorp Inc.	9,732	216
Park National Corp.	3,147	213
PrivateBancorp Inc. Class A	17,235	210
First Midwest Bancorp Inc.	20,745	194
MB Financial Inc.	13,610	194
CVB Financial Corp.	24,243	191
Columbia Banking System Inc.	10,695	186
* Texas Capital Bancshares Inc.	9,839	186
First Commonwealth Financial Corp.	29,077	180
* Investors Bancorp Inc.	14,713	180
Sterling Bancshares Inc.	27,461	163
Chemical Financial Corp.	7,772	163
Oriental Financial Group Inc.	13,847	161
S&T Bancorp Inc.	7,408	145
City Holding Co.	4,508	145
PacWest Bancorp	8,408	143
Bank of the Ozarks Inc.	3,768	143
Independent Bank Corp.	5,717	139
Home Bancshares Inc.	6,389	132
* Western Alliance Bancorp	19,503	120
WesBanco Inc.	6,764	118
Simmons First National Corp. Class A	4,052	118
Renasant Corp.	6,737	117
Sandy Spring Bancorp Inc.	6,697	114
SCBT Financial Corp.	3,672	113
TowneBank	6,705	104
Boston Private Financial Holdings Inc.	18,934	102
Wilmington Trust Corp.	25,825	101
Community Trust Bancorp Inc.	3,673	101
Tompkins Financial Corp.	2,438	94
Lakeland Financial Corp.	4,335	91
Bancfirst Corp.	2,222	90
* Pinnacle Financial Partners Inc.	9,112	90
First Financial Corp.	2,964	89
Danvers Bancorp Inc.	5,773	88
SY Bancorp Inc.	3,671	88
StellarOne Corp.	6,516	85
Arrow Financial Corp.	3,014	84
* Nara Bancorp Inc.	10,308	84
Southside Bancshares Inc.	4,008	84
Washington Trust Bancorp Inc.	3,937	83
Univest Corp. of Pennsylvania	4,439	83
Cardinal Financial Corp.	7,714	80
Hudson Valley Holding Corp.	3,987	79
1st Source Corp.	4,004	75

First Busey Corp.	16,771	73
Camden National Corp.	2,003	72
Union First Market Bankshares Corp.	5,224	72
Suffolk Bancorp	2,752	71
Northfield Bancorp Inc.	5,481	70
First Community Bancshares Inc.	4,679	65
* Citizens Republic Bancorp Inc.	111,215	64
Sterling Bancorp	6,799	64
Lakeland Bancorp Inc.	6,002	63
First Merchants Corp.	7,450	62
First Bancorp	4,216	61
Republic Bancorp Inc. Class A	2,868	59
First Interstate Bancsystem Inc.	4,201	57
Trico Bancshares	3,916	56
Southwest Bancorp Inc.	5,290	56
Great Southern Bancorp Inc.	2,305	52
Heartland Financial USA Inc.	3,157	51
Citizens & Northern Corp.	3,350	50
MainSource Financial Group Inc.	5,335	49
CoBiz Financial Inc.	9,282	46
Capital City Bank Group Inc.	3,050	39
* United Community Banks Inc.	25,000	38
Wilshire Bancorp Inc.	5,289	37
Ames National Corp.	1,745	34
* First BanCorp	5,641	1
		105,076
Consumer Finance (4.1%)
American Express Co.	303,267	13,107
Capital One Financial Corp.	127,538	4,748
Discover Financial Services	151,950	2,778
* SLM Corp.	135,621	1,566
* Ezcorp Inc. Class A	12,419	313
Cash America International Inc.	8,382	304
* First Cash Financial Services Inc.	7,258	209
* World Acceptance Corp.	4,360	192
Nelnet Inc. Class A	8,750	187
* Dollar Financial Corp.	6,831	179
* Credit Acceptance Corp.	2,638	164
Advance America Cash Advance Centers Inc.	12,687	60
* First Marblehead Corp.	19,222	39
Student Loan Corp.	1,195	36
CompuCredit Holdings Corp.	2,893	17
		23,899
Diversified Financial Services (20.5%)
JPMorgan Chase & Co.	1,110,287	41,503
Bank of America Corp.	2,808,528	30,753
* Citigroup Inc.	7,301,690	30,667
CME Group Inc.	18,778	5,409
NYSE Euronext	72,822	1,989
* IntercontinentalExchange Inc.	17,538	1,977
Moody's Corp.	55,583	1,491
* Leucadia National Corp.	54,339	1,411
* MSCI Inc. Class A	31,474	1,072
* NASDAQ OMX Group Inc.	36,776	789
* PHH Corp.	15,699	333
* Portfolio Recovery Associates Inc.	4,809	305
* Interactive Brokers Group Inc.	10,473	192

Compass Diversified Holdings	11,092	184
* Pico Holdings Inc.	5,794	165
MarketAxess Holdings Inc.	7,804	142
CBOE Holdings Inc.	3,406	81
* NewStar Financial Inc.	8,605	73
Life Partners Holdings Inc.	2,195	47
* Asset Acceptance Capital Corp.	4,585	27
		118,610
Insurance (22.4%)
* Berkshire Hathaway Inc. Class B	239,604	19,092
MetLife Inc.	262,012	9,996
Travelers Cos. Inc.	131,652	7,108
Aflac Inc.	131,846	6,790
Prudential Financial Inc.	130,244	6,601
ACE Ltd.	94,893	5,553
Chubb Corp.	88,096	5,022
Allstate Corp.	142,711	4,154
Marsh & McLennan Cos. Inc.	151,524	3,800
Progressive Corp.	177,178	3,604
Loews Corp.	93,409	3,494
AON Corp.	82,796	3,322
Hartford Financial Services Group Inc.	117,882	2,624
Principal Financial Group Inc.	89,477	2,437
Lincoln National Corp.	88,499	2,113
Unum Group	91,194	1,960
XL Group plc Class A	95,543	1,878
* Genworth Financial Inc. Class A	136,648	1,593
PartnerRe Ltd.	19,995	1,550
Willis Group Holdings plc	47,804	1,522
* American International Group Inc.	33,880	1,399
Everest Re Group Ltd.	15,704	1,311
Cincinnati Financial Corp.	43,135	1,300
Torchmark Corp.	22,501	1,293
* Arch Capital Group Ltd.	13,780	1,244
Axis Capital Holdings Ltd.	31,832	1,125
Assurant Inc.	29,676	1,047
Reinsurance Group of America Inc. Class A	20,374	1,017
WR Berkley Corp.	37,262	994
RenaissanceRe Holdings Ltd.	15,259	920
* Markel Corp.	2,586	914
HCC Insurance Holdings Inc.	32,441	911
Transatlantic Holdings Inc.	17,760	899
Old Republic International Corp.	69,258	877
Arthur J Gallagher & Co.	29,356	824
Fidelity National Financial Inc. Class A	60,470	816
Brown & Brown Inc.	34,069	779
Assured Guaranty Ltd.	43,536	741
Allied World Assurance Co. Holdings Ltd.	11,536	678
White Mountains Insurance Group Ltd.	2,124	674
American Financial Group Inc.	21,113	650
Aspen Insurance Holdings Ltd.	21,367	617
Validus Holdings Ltd.	20,446	597
Hanover Insurance Group Inc.	12,669	574
Endurance Specialty Holdings Ltd.	12,953	571
Protective Life Corp.	24,227	570
Alterra Capital Holdings Ltd.	26,936	548
StanCorp Financial Group Inc.	12,980	540

Erie Indemnity Co. Class A	8,492	535
* Alleghany Corp.	1,718	518
* ProAssurance Corp.	8,393	497
Platinum Underwriters Holdings Ltd.	11,428	494
* MBIA Inc.	44,755	447
* CNO Financial Group Inc.	67,244	393
Montpelier Re Holdings Ltd.	19,463	383
First American Financial Corp.	26,368	374
Delphi Financial Group Inc.	13,720	352
Unitrin Inc.	14,086	333
Mercury General Corp.	7,744	333
Argo Group International Holdings Ltd.	8,811	325
Tower Group Inc.	11,419	294
RLI Corp.	4,758	276
Symetra Financial Corp.	22,773	276
Selective Insurance Group Inc.	15,127	250
* Greenlight Capital Re Ltd. Class A	8,513	238
American National Insurance Co.	2,629	209
Infinity Property & Casualty Corp.	3,457	200
Employers Holdings Inc.	11,961	193
* Navigators Group Inc.	3,891	193
Primerica Inc.	8,165	184
Horace Mann Educators Corp.	11,143	182
* Enstar Group Ltd.	2,166	180
American Equity Investment Life Holding Co.	15,851	174
Safety Insurance Group Inc.	3,679	172
Flagstone Reinsurance Holdings SA	13,621	156
* National Financial Partners Corp.	12,190	143
Meadowbrook Insurance Group Inc.	14,621	138
United Fire & Casualty Co.	6,397	133
Harleysville Group Inc.	3,504	125
Amtrust Financial Services Inc.	7,513	120
* Hilltop Holdings Inc.	11,881	117
* CNA Surety Corp.	4,941	116
National Western Life Insurance Co. Class A	688	115
FBL Financial Group Inc. Class A	4,203	112
Maiden Holdings Ltd.	14,803	111
* FPIC Insurance Group Inc.	2,736	101
* AMERISAFE Inc.	5,286	98
OneBeacon Insurance Group Ltd. Class A	6,489	95
* eHealth Inc.	6,237	94
* Citizens Inc.	12,261	86
* Global Indemnity plc	4,120	79
* Phoenix Cos. Inc.	33,325	76
First Mercury Financial Corp.	4,375	72
State Auto Financial Corp.	4,426	70
Presidential Life Corp.	6,018	56
SeaBright Holdings Inc.	6,141	54
Stewart Information Services Corp.	5,058	54
Baldwin & Lyons Inc.	2,137	49
Donegal Group Inc. Class A	2,811	42
Kansas City Life Insurance Co.	1,324	41
National Interstate Corp.	1,835	38
EMC Insurance Group Inc.	1,563	35
Universal Insurance Holdings Inc.	5,371	26
* Crawford & Co. Class A	1,062	2

* Crawford & Co. Class B	270	1
		129,203
Real Estate Investment Trusts (17.0%)
Simon Property Group Inc.	82,082	8,085
Equity Residential	79,204	3,959
Public Storage	40,316	3,895
Vornado Realty Trust	45,807	3,737
Boston Properties Inc.	38,918	3,261
Annaly Capital Management Inc.	173,099	3,149
Host Hotels & Resorts Inc.	185,223	3,052
HCP Inc.	90,031	2,965
AvalonBay Communities Inc.	23,809	2,627
Weyerhaeuser Co.	149,574	2,496
Ventas Inc.	43,783	2,245
ProLogis	155,548	2,024
General Growth Properties Inc.	118,483	1,918
Kimco Realty Corp.	113,584	1,892
Health Care REIT Inc.	36,961	1,711
Macerich Co.	36,392	1,686
Plum Creek Timber Co. Inc.	45,112	1,626
SL Green Realty Corp.	21,923	1,434
AMB Property Corp.	47,009	1,372
Federal Realty Investment Trust	17,136	1,326
Digital Realty Trust Inc.	24,471	1,285
Nationwide Health Properties Inc.	34,612	1,248
Rayonier Inc.	22,362	1,140
Chimera Investment Corp.	281,638	1,127
UDR Inc.	50,491	1,126
Realty Income Corp.	30,922	1,053
Alexandria Real Estate Equities Inc.	15,229	1,017
Liberty Property Trust	31,942	1,001
Camden Property Trust	18,623	951
Essex Property Trust Inc.	8,494	941
Regency Centers Corp.	23,044	938
Senior Housing Properties Trust	35,881	801
Apartment Investment & Management Co.	32,926	794
Duke Realty Corp.	70,037	780
BRE Properties Inc.	18,004	775
Hospitality Properties Trust	34,794	770
Developers Diversified Realty Corp.	59,871	768
Weingarten Realty Investors	32,172	762
Taubman Centers Inc.	15,412	748
Mack-Cali Realty Corp.	22,369	710
MFA Financial Inc.	79,304	646
BioMed Realty Trust Inc.	36,245	639
Corporate Office Properties Trust	18,555	629
Highwoods Properties Inc.	20,177	616
National Retail Properties Inc.	23,553	613
CBL & Associates Properties Inc.	36,939	610
Entertainment Properties Trust	13,111	607
American Campus Communities Inc.	18,303	575
Mid-America Apartment Communities Inc.	9,221	566
Omega Healthcare Investors Inc.	26,265	554
Home Properties Inc.	10,289	551
Tanger Factory Outlet Centers	11,448	549
Washington Real Estate Investment Trust	17,204	528
Douglas Emmett Inc.	31,125	520

Piedmont Office Realty Trust Inc. Class A	26,074	519
CommonWealth REIT	20,341	509
Kilroy Realty Corp.	14,805	505
LaSalle Hotel Properties	19,764	470
Post Properties Inc.	13,784	470
DiamondRock Hospitality Co.	42,738	450
Equity Lifestyle Properties Inc.	8,205	442
American Capital Agency Corp.	14,298	419
Brandywine Realty Trust	37,258	412
Hatteras Financial Corp.	12,758	395
Extra Space Storage Inc.	23,439	376
DuPont Fabros Technology Inc.	16,205	366
Healthcare Realty Trust Inc.	17,670	365
Potlatch Corp.	11,337	359
Colonial Properties Trust	18,896	340
Medical Properties Trust Inc.	31,355	329
* Sunstone Hotel Investors Inc.	33,493	319
National Health Investors Inc.	7,030	309
EastGroup Properties Inc.	7,631	304
DCT Industrial Trust Inc.	59,282	293
Redwood Trust Inc.	21,028	291
PS Business Parks Inc.	5,515	286
Sovran Self Storage Inc.	7,799	281
Starwood Property Trust Inc.	13,481	269
Franklin Street Properties Corp.	20,388	262
Hersha Hospitality Trust Class A	41,995	257
Lexington Realty Trust	32,020	251
Alexander's Inc.	651	251
Invesco Mortgage Capital Inc.	10,645	240
Anworth Mortgage Asset Corp.	33,843	235
Capstead Mortgage Corp.	19,959	235
First Potomac Realty Trust	13,717	216
Government Properties Income Trust	8,362	214
Acadia Realty Trust	11,411	208
Equity One Inc.	11,861	205
U-Store-It Trust	23,748	196
Pennsylvania Real Estate Investment Trust	14,530	195
Cousins Properties Inc.	26,164	194
Glimcher Realty Trust	23,620	193
* Pebblebrook Hotel Trust	10,064	189
Investors Real Estate Trust	21,243	188
* Strategic Hotels & Resorts Inc.	40,126	187
Getty Realty Corp.	6,252	186
Inland Real Estate Corp.	21,790	185
LTC Properties Inc.	6,549	177
Associated Estates Realty Corp.	11,244	168
Cypress Sharpridge Investments Inc.	12,160	166
Saul Centers Inc.	3,836	163
Sun Communities Inc.	4,885	162
* FelCor Lodging Trust Inc.	26,347	156
* iStar Financial Inc.	26,215	143
Walter Investment Management Corp.	7,244	125
Education Realty Trust Inc.	16,295	120
* Ashford Hospitality Trust Inc.	12,708	119
* First Industrial Realty Trust Inc.	15,533	118
Retail Opportunity Investments Corp.	11,928	117
Ramco-Gershenson Properties Trust	9,915	114
Universal Health Realty Income Trust	3,203	112

Urstadt Biddle Properties Inc. Class A	5,980	110
Sabra Healthcare REIT Inc.	5,949	101
Cedar Shopping Centers Inc.	16,257	99
Parkway Properties Inc./Md	6,012	96
Chesapeake Lodging Trust	4,864	93
NorthStar Realty Finance Corp.	21,263	90
Kite Realty Group Trust	17,718	89
CapLease Inc.	14,553	89
Pennymac Mortgage Investment Trust	4,647	83
Winthrop Realty Trust	6,736	81
Colony Financial Inc.	4,096	79
Two Harbors Investment Corp.	7,368	73
CreXus Investment Corp.	3,777	48
		97,854
Real Estate Management & Development (0.7%)
* CB Richard Ellis Group Inc. Class A	80,877	1,552
Jones Lang LaSalle Inc.	11,875	948
* Forest City Enterprises Inc. Class A	34,432	529
* St. Joe Co.	26,220	461
* Forestar Group Inc.	9,745	176
* Altisource Portfolio Solutions SA	5,036	137
* Tejon Ranch Co.	3,799	92
Hudson Pacific Properties Inc.	4,368	67
* Kennedy-Wilson Holdings Inc.	6,360	62
* Avatar Holdings Inc.	2,371	46
Consolidated-Tomoka Land Co.	1,443	40
		4,110
Thrifts & Mortgage Finance (1.8%)
New York Community Bancorp Inc.	115,531	1,941
Hudson City Bancorp Inc.	132,378	1,503
People's United Financial Inc.	103,534	1,283
First Niagara Financial Group Inc.	58,958	730
Washington Federal Inc.	31,801	469
* MGIC Investment Corp.	51,152	436
NewAlliance Bancshares Inc.	26,909	359
Northwest Bancshares Inc.	31,430	322
Astoria Financial Corp.	24,989	301
Radian Group Inc.	37,750	268
TFS Financial Corp.	26,376	216
Provident Financial Services Inc.	15,315	211
* Ocwen Financial Corp.	21,278	187
Oritani Financial Corp.	15,799	177
Brookline Bancorp Inc.	16,705	164
Capitol Federal Financial	6,242	146
* PMI Group Inc.	43,453	136
Trustco Bank Corp.	21,622	121
Dime Community Bancshares Inc.	8,358	114
Flushing Financial Corp.	8,380	112
ViewPoint Financial Group	9,340	98
Provident New York Bancorp	10,086	95
WSFS Financial Corp.	1,910	83
Berkshire Hills Bancorp Inc.	3,992	80
* Beneficial Mutual Bancorp Inc.	9,280	72
United Financial Bancorp Inc.	4,387	65
Territorial Bancorp Inc.	3,426	63
Abington Bancorp Inc.	5,136	62
Westfield Financial Inc.	7,451	61

Bank Mutual Corp.		12,216	56
* Flagstar Bancorp Inc.		44,979	56
First Financial Holdings Inc.		4,758	52
Home Federal Bancorp Inc.		4,272	49
BankFinancial Corp.		5,019	47
ESSA Bancorp Inc.		3,353	44
* Doral Financial Corp.		30,146	43
* Meridian Interstate Bancorp Inc.		3,043	33
Rockville Financial Inc.		2,693	30
Roma Financial Corp.		2,285	22
First Financial Northwest Inc.		422	1
			10,308
Total Common Stocks (Cost $767,001)			578,766
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
1 Vanguard Market Liquidity Fund (Cost $533)	0.216%	532,702	533
Total Investments (100.3%) (Cost $767,534)			579,299
Other Assets and Liabilities-Net (-0.3%)			(1,937)
Net Assets (100%)			577,362

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $767,534,000. Net unrealized depreciation of investment securities for tax purposes was $188,235,000, consisting of

Financials Index Fund

unrealized gains of $11,980,000 on securities that had risen in value since their purchase and $200,215,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of November 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Real Estate Investment Trusts (0.0%)
*	Sabra Healthcare REIT Inc.	155	3

Biotechnology (14.3%)
*	Amgen Inc.	415,795	21,908
*	Gilead Sciences Inc.	363,763	13,277
*	Celgene Corp.	203,830	12,103
*	Genzyme Corp.	110,557	7,874
*	Biogen Idec Inc.	104,865	6,708
*	Alexion Pharmaceuticals Inc.	39,069	2,987
*	Vertex Pharmaceuticals Inc.	88,157	2,921
*	Dendreon Corp.	62,959	2,250
*	Cephalon Inc.	32,656	2,073
*	Human Genome Sciences Inc.	82,344	2,020
*	United Therapeutics Corp.	23,083	1,453
*	BioMarin Pharmaceutical Inc.	44,058	1,193
*	Myriad Genetics Inc.	41,043	884
*	Regeneron Pharmaceuticals Inc.	29,640	854
*	Onyx Pharmaceuticals Inc.	27,164	800
*	Amylin Pharmaceuticals Inc.	62,158	797
*	Incyte Corp. Ltd.	53,382	775
*	Theravance Inc.	26,229	655
*	Pharmasset Inc.	13,736	595
*	Talecris Biotherapeutics Holdings Corp.	26,602	577
*	Seattle Genetics Inc.	37,221	562
*	Cubist Pharmaceuticals Inc.	25,384	551
*	Cepheid Inc.	25,868	509
*	Acorda Therapeutics Inc.	16,743	441
*	Alkermes Inc.	41,127	431
*	Isis Pharmaceuticals Inc.	40,671	384
*	Savient Pharmaceuticals Inc.	29,164	344
*	Martek Biosciences Corp.	14,456	318
	PDL BioPharma Inc.	51,775	299
*	Exelixis Inc.	46,832	271
*	InterMune Inc.	21,549	271
*	Momenta Pharmaceuticals Inc.	16,488	251
*	Geron Corp.	42,416	243
*	Halozyme Therapeutics Inc.	34,746	240
*	Immunogen Inc.	28,894	240
*	Enzon Pharmaceuticals Inc.	21,024	234
*	Micromet Inc.	31,599	229
*	Ariad Pharmaceuticals Inc.	55,485	224
*,^ MannKind Corp.		34,442	216
*	Targacept Inc.	10,022	213
*	Celera Corp.	35,698	202
*	SIGA Technologies Inc.	15,095	190
*	Rigel Pharmaceuticals Inc.	22,276	178
*	NPS Pharmaceuticals Inc.	28,457	177
*	Protalix BioTherapeutics Inc.	19,147	167
*	Emergent Biosolutions Inc.	9,101	167

*	Medivation Inc.	14,018	159
*	Clinical Data Inc.	8,177	150
*	AMAG Pharmaceuticals Inc.	8,994	141
*	Alnylam Pharmaceuticals Inc.	15,398	141
*	Allos Therapeutics Inc.	34,164	139
*	Opko Health Inc.	44,189	133
*	Genomic Health Inc.	6,292	116
*	Metabolix Inc.	11,048	113
*	PROLOR Biotech Inc.	14,755	104
*	Cell Therapeutics Inc.	262,972	103
*	Lexicon Pharmaceuticals Inc.	73,716	100
*	Arqule Inc.	18,265	99
*	Dyax Corp.	40,129	91
*	Ironwood Pharmaceuticals Inc.	8,418	90
*	Sangamo Biosciences Inc.	17,279	81
*	Orexigen Therapeutics Inc.	15,028	78
*	Maxygen Inc.	11,747	76
*	Nabi Biopharmaceuticals	14,034	73
*	Progenics Pharmaceuticals Inc.	14,349	68
*	Biotime Inc.	8,144	65
*	Ligand Pharmaceuticals Inc. Class B	7,519	64
*	Arena Pharmaceuticals Inc.	43,464	63
*	Idenix Pharmaceuticals Inc.	15,726	60
*	Codexis Inc.	6,042	57
*,^ China Biologic Products Inc.		3,993	47
*	Osiris Therapeutics Inc.	6,940	46
*	Biospecifics Technologies Corp.	1,908	43
			92,756
Health Care Equipment & Supplies (18.1%)
	Medtronic Inc.	469,800	15,752
	Baxter International Inc.	253,454	12,305
	Covidien plc	217,516	9,151
	Becton Dickinson and Co.	100,623	7,842
	Stryker Corp.	129,107	6,467
*	St. Jude Medical Inc.	146,629	5,673
*	Intuitive Surgical Inc.	17,072	4,444
*	Zimmer Holdings Inc.	87,100	4,291
*	Boston Scientific Corp.	657,998	4,224
*	Hospira Inc.	72,542	4,081
*	Varian Medical Systems Inc.	53,150	3,499
	CR Bard Inc.	40,925	3,472
*	Edwards Lifesciences Corp.	49,128	3,260
*	CareFusion Corp.	96,573	2,209
*	ResMed Inc.	65,843	2,104
*	Hologic Inc.	112,457	1,844
	DENTSPLY International Inc.	59,222	1,831
	Beckman Coulter Inc.	30,457	1,666
*	IDEXX Laboratories Inc.	25,029	1,607
*	Alere Inc.	35,296	1,126
*	Gen-Probe Inc.	21,515	1,116
*	Kinetic Concepts Inc.	28,045	1,114
	Cooper Cos. Inc.	20,391	1,091
	Hill-Rom Holdings Inc.	27,371	1,083
	STERIS Corp.	25,692	884
	Teleflex Inc.	17,311	865
	Masimo Corp.	22,874	706
*	Sirona Dental Systems Inc.	18,007	680

* Haemonetics Corp.	11,107	653
* Thoratec Corp.	23,575	600
* American Medical Systems Holdings Inc.	32,708	586
* Immucor Inc.	30,200	555
West Pharmaceutical Services Inc.	14,468	549
* Volcano Corp.	19,584	520
* Align Technology Inc.	24,561	430
* Integra LifeSciences Holdings Corp.	9,425	409
* NuVasive Inc.	16,964	396
Meridian Bioscience Inc.	17,706	393
* HeartWare International Inc.	4,201	386
* Arthrocare Corp.	11,906	361
Invacare Corp.	12,977	350
* Neogen Corp.	9,333	347
* Cyberonics Inc.	12,112	325
* Zoll Medical Corp.	9,403	314
* DexCom Inc.	26,812	302
* CONMED Corp.	12,654	272
Analogic Corp.	5,596	260
* Abaxis Inc.	9,618	260
* NxStage Medical Inc.	11,548	250
* Wright Medical Group Inc.	16,818	222
* Greatbatch Inc.	9,987	219
* Orthofix International NV	7,691	209
* Insulet Corp.	14,780	201
* ICU Medical Inc.	5,208	191
* SonoSite Inc.	6,266	190
* Merit Medical Systems Inc.	11,728	179
* Conceptus Inc.	12,794	168
* Natus Medical Inc.	12,212	157
* ABIOMED Inc.	13,633	157
* Angiodynamics Inc.	10,722	150
* Quidel Corp.	10,541	139
* MAKO Surgical Corp.	11,179	128
* Accuray Inc.	21,432	128
Cantel Medical Corp.	6,265	126
* Symmetry Medical Inc.	15,340	125
* Unilife Corp.	22,950	125
Atrion Corp.	727	119
* Kensey Nash Corp.	3,845	104
* OraSure Technologies Inc.	19,633	103
* Palomar Medical Technologies Inc.	7,610	95
* Synovis Life Technologies Inc.	4,867	79
* IRIS International Inc.	7,972	75
* Stereotaxis Inc.	20,169	70
* CryoLife Inc.	11,524	65
* Exactech Inc.	3,625	65
* TomoTherapy Inc.	18,388	64
* RTI Biologics Inc.	23,316	63
* SurModics Inc.	6,738	62
* Orthovita Inc.	29,490	59
* Alimera Sciences Inc.	3,464	40
* MELA Sciences Inc.	10,378	37
		116,819
Health Care Providers & Services (18.9%)
UnitedHealth Group Inc.	487,741	17,812
* Express Scripts Inc.	223,490	11,642

* Medco Health Solutions Inc.	188,128	11,536
* WellPoint Inc.	173,357	9,663
McKesson Corp.	113,352	7,243
Cardinal Health Inc.	152,364	5,421
Aetna Inc.	180,991	5,361
CIGNA Corp.	119,977	4,416
* Humana Inc.	73,321	4,109
AmerisourceBergen Corp. Class A	120,926	3,731
* Laboratory Corp. of America Holdings	44,892	3,683
Quest Diagnostics Inc.	65,760	3,243
* DaVita Inc.	44,453	3,232
* Henry Schein Inc.	39,625	2,276
* Coventry Health Care Inc.	64,224	1,626
Universal Health Services Inc. Class B	38,943	1,601
* Community Health Systems Inc.	41,191	1,312
* Mednax Inc.	20,912	1,280
Omnicare Inc.	52,132	1,202
Patterson Cos. Inc.	39,976	1,188
* Health Net Inc.	43,108	1,164
Lincare Holdings Inc.	42,708	1,100
* Health Management Associates Inc. Class A	108,637	968
* AMERIGROUP Corp.	22,432	965
* LifePoint Hospitals Inc.	24,061	872
* Tenet Healthcare Corp.	210,008	857
* Brookdale Senior Living Inc. Class A	44,562	852
* VCA Antech Inc.	35,501	776
Owens & Minor Inc.	27,302	771
* HMS Holdings Corp.	11,747	740
* Healthsouth Corp.	40,638	731
* Catalyst Health Solutions Inc.	16,492	708
* Magellan Health Services Inc.	14,497	706
* Emergency Medical Services Corp. Class A	13,120	650
Chemed Corp.	9,915	604
* Healthspring Inc.	21,336	572
* Centene Corp.	22,322	519
* WellCare Health Plans Inc.	18,342	516
* PSS World Medical Inc.	24,879	513
* Amedisys Inc.	12,406	352
* MWI Veterinary Supply Inc.	5,073	310
* Gentiva Health Services Inc.	12,209	281
* Kindred Healthcare Inc.	17,052	275
Landauer Inc.	4,044	265
* Amsurg Corp. Class A	13,528	249
* Air Methods Corp.	4,895	241
* IPC The Hospitalist Co. Inc.	7,024	228
* Hanger Orthopedic Group Inc.	11,737	225
* Bio-Reference Labs Inc.	10,724	225
* Emeritus Corp.	12,299	222
Universal American Corp.	14,733	219
* RehabCare Group Inc.	10,787	218
* LHC Group Inc.	6,933	183
* Triple-S Management Corp. Class B	8,920	171
* Emdeon Inc. Class A	13,735	171
* Molina Healthcare Inc.	6,437	163
* Select Medical Holdings Corp.	24,178	150
* Healthways Inc.	14,847	143
* PharMerica Corp.	13,145	143
* Corvel Corp.	3,099	142

National Healthcare Corp.	3,265	141
* Accretive Health Inc.	10,012	137
* Genoptix Inc.	7,603	130
* Almost Family Inc.	3,597	127
* Assisted Living Concepts Inc. Class A	4,124	125
* Clarient Inc.	24,069	120
Ensign Group Inc.	4,967	107
* Sun Healthcare Group Inc.	10,155	100
* Team Health Holdings Inc.	7,076	98
* Cross Country Healthcare Inc.	11,926	92
* Medcath Corp.	7,247	91
* Sunrise Senior Living Inc.	21,603	80
* AMN Healthcare Services Inc.	13,981	78
* Skilled Healthcare Group Inc.	8,694	55
* Alliance HealthCare Services Inc.	12,359	46
		122,264
Health Care Technology (0.9%)
* Cerner Corp.	30,392	2,670
* Allscripts Healthcare Solutions Inc.	77,120	1,353
Quality Systems Inc.	8,775	566
* athenahealth Inc.	13,675	561
* MedAssets Inc.	18,546	344
Computer Programs & Systems Inc.	4,306	201
* Omnicell Inc.	14,067	189
* Medidata Solutions Inc.	7,590	151
* Vital Images Inc.	5,980	80
		6,115
Life Sciences Tools & Services (5.5%)
* Thermo Fisher Scientific Inc.	176,660	8,985
* Agilent Technologies Inc.	150,687	5,277
* Life Technologies Corp.	79,506	3,960
* Illumina Inc.	53,887	3,240
* Waters Corp.	39,923	3,069
* Mettler-Toledo International Inc.	14,607	2,121
* Covance Inc.	28,061	1,260
Pharmaceutical Product Development Inc.	48,776	1,216
PerkinElmer Inc.	51,050	1,189
* Charles River Laboratories International Inc.	28,735	938
Techne Corp.	15,347	922
* Bio-Rad Laboratories Inc. Class A	8,357	780
* Dionex Corp.	7,631	696
* Parexel International Corp.	25,300	444
* Bruker Corp.	28,607	441
* Luminex Corp.	16,400	277
* Sequenom Inc.	32,102	221
* Accelrys Inc.	24,044	202
* Affymetrix Inc.	30,595	127
* eResearchTechnology Inc.	21,114	118
* Enzo Biochem Inc.	14,641	64
* Albany Molecular Research Inc.	9,430	48
		35,595
Pharmaceuticals (42.2%)
Johnson & Johnson	1,194,987	73,551
Pfizer Inc.	3,487,303	56,808
Merck & Co. Inc.	1,333,375	45,961
Abbott Laboratories	669,568	31,142
Bristol-Myers Squibb Co.	743,888	18,776

	Eli Lilly & Co.		450,216	15,154
	Allergan Inc.		133,391	8,840
*	Forest Laboratories Inc.		123,861	3,950
*	Watson Pharmaceuticals Inc.		57,481	2,802
*	Mylan Inc.		134,013	2,622
	Perrigo Co.		35,751	2,154
*	Endo Pharmaceuticals Holdings Inc.		50,440	1,816
*	King Pharmaceuticals Inc.		108,225	1,531
*	Salix Pharmaceuticals Ltd.		24,775	1,106
	Warner Chilcott plc Class A		49,188	935
	Medicis Pharmaceutical Corp. Class A		26,145	689
*	Par Pharmaceutical Cos. Inc.		15,242	548
*	Viropharma Inc.		33,660	520
*	Nektar Therapeutics		40,787	517
*	Impax Laboratories Inc.		23,071	413
*	Auxilium Pharmaceuticals Inc.		20,474	388
*	Questcor Pharmaceuticals Inc.		25,579	364
*	Medicines Co.		23,067	304
*	Vivus Inc.		34,799	226
*	Inspire Pharmaceuticals Inc.		27,122	189
*	Ardea Biosciences Inc.		8,348	186
*	Akorn Inc.		24,008	128
*	Pain Therapeutics Inc.		15,672	125
*	MAP Pharmaceuticals Inc.		8,437	121
*	Cadence Pharmaceuticals Inc.		16,246	117
*	BioMimetic Therapeutics Inc.		9,163	102
*	Durect Corp.		33,447	100
*	XenoPort Inc.		11,738	91
*	Obagi Medical Products Inc.		8,073	88
*	Cypress Bioscience Inc.		16,393	65
*	Pozen Inc.		10,182	65
*	Caraco Pharmaceutical Laboratories Ltd.		4,887	23
*	Sucampo Pharmaceuticals Inc. Class A		3,545	12
	Valeant Pharmaceuticals International Inc.		1	—
				272,529
Total Common Stocks (Cost $708,684)				646,081
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $61)		0.216%	61,000	61
Total Investments (99.9%) (Cost $708,745)				646,142
Other Assets and Liabilities-Net (0.1%)[1]				376
Net Assets (100%)				646,518

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $56,000.
1 Includes $60,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $708,745,000. Net unrealized depreciation of investment securities for tax purposes was $62,603,000, consisting of unrealized gains of $43,450,000 on securities that had risen in value since their purchase and $106,053,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of November 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Aerospace & Defense (20.6%)
	United Technologies Corp.	216,378	16,287
	Boeing Co.	170,407	10,867
	Honeywell International Inc.	179,846	8,940
	General Dynamics Corp.	79,262	5,238
	Lockheed Martin Corp.	75,538	5,140
	Precision Castparts Corp.	34,854	4,812
	Raytheon Co.	91,715	4,242
	Northrop Grumman Corp.	68,523	4,226
	Goodrich Corp.	30,685	2,632
	Rockwell Collins Inc.	38,564	2,162
	L-3 Communications Holdings Inc.	28,062	1,974
	ITT Corp.	42,732	1,966
*	BE Aerospace Inc.	23,815	845
*	TransDigm Group Inc.	11,479	786
*	Alliant Techsystems Inc.	8,118	600
*	Spirit Aerosystems Holdings Inc. Class A	26,189	510
*	Esterline Technologies Corp.	7,317	431
*	Hexcel Corp.	23,765	408
	Triumph Group Inc.	4,743	399
*	Teledyne Technologies Inc.	8,864	356
*	Moog Inc. Class A	9,588	353
	Curtiss-Wright Corp.	11,270	350
*	DigitalGlobe Inc.	8,404	248
*	AAR Corp.	9,587	235
*	Orbital Sciences Corp.	14,093	230
*	GeoEye Inc.	5,395	215
	Cubic Corp.	3,915	179
	American Science & Engineering Inc.	2,199	177
*	Ladish Co. Inc.	3,700	174
	HEICO Corp. Class A	4,316	168
*	Ceradyne Inc.	5,888	156
	National Presto Industries Inc.	1,177	137
	HEICO Corp.	2,087	110
	Applied Signal Technology Inc.	3,109	102
*	Aerovironment Inc.	3,715	92
*	Taser International Inc.	14,656	59
*	GenCorp Inc.	12,023	59
	Ducommun Inc.	2,475	55
			75,920
Air Freight & Logistics (7.1%)
	United Parcel Service Inc. Class B	177,743	12,465
	FedEx Corp.	73,269	6,676
	CH Robinson Worldwide Inc.	40,661	2,997
	Expeditors International of Washington Inc.	52,015	2,752
	UTi Worldwide Inc.	24,879	479
*	Atlas Air Worldwide Holdings Inc.	6,323	345
*	HUB Group Inc. Class A	9,143	298
	Forward Air Corp.	7,112	196

* Pacer International Inc.	8,435	47
		26,255
Airlines (2.7%)
* Delta Air Lines Inc.	193,610	2,649
Southwest Airlines Co.	182,483	2,431
* United Continental Holdings Inc.	77,488	2,145
* AMR Corp.	81,493	697
* Alaska Air Group Inc.	8,748	481
* US Airways Group Inc.	39,511	441
* JetBlue Airways Corp.	60,939	414
* AirTran Holdings Inc.	31,454	234
Skywest Inc.	13,684	221
Allegiant Travel Co. Class A	3,426	171
* Hawaiian Holdings Inc.	12,741	101
* Republic Airways Holdings Inc.	10,839	84
		10,069
Building Products (1.2%)
Masco Corp.	88,172	962
* Owens Corning	28,320	745
Lennox International Inc.	11,339	499
AO Smith Corp.	9,350	368
Simpson Manufacturing Co. Inc.	9,668	250
* Armstrong World Industries Inc.	4,935	239
* USG Corp.	17,046	216
* Griffon Corp.	14,043	170
Quanex Building Products Corp.	9,289	154
Ameron International Corp.	2,163	153
Universal Forest Products Inc.	4,245	139
AAON Inc.	3,127	80
Apogee Enterprises Inc.	6,896	78
* Gibraltar Industries Inc.	6,587	67
* Trex Co. Inc.	3,280	61
American Woodmark Corp.	2,254	47
		4,228
Commercial Services & Supplies (5.9%)
Waste Management Inc.	111,193	3,808
Republic Services Inc. Class A	93,895	2,642
* Stericycle Inc.	19,867	1,468
Pitney Bowes Inc.	50,884	1,116
Iron Mountain Inc.	44,461	987
Avery Dennison Corp.	24,338	914
Cintas Corp.	33,713	902
RR Donnelley & Sons Co.	50,606	798
Waste Connections Inc.	27,118	705
* Corrections Corp. of America	27,088	654
* Copart Inc.	17,573	624
Covanta Holding Corp.	32,419	510
* Clean Harbors Inc.	5,794	429
* Geo Group Inc.	16,726	403
* United Stationers Inc.	5,727	364
* Tetra Tech Inc.	15,108	349
HNI Corp.	11,125	296
Rollins Inc.	10,942	296
Brink's Co.	11,714	287
Herman Miller Inc.	13,312	287
Deluxe Corp.	12,558	266
ABM Industries Inc.	10,812	249

	Healthcare Services Group Inc.	15,253	243
	Mine Safety Appliances Co.	8,403	242
	Steelcase Inc. Class A	19,519	187
	Unifirst Corp.	3,578	183
*	SYKES Enterprises Inc.	9,824	181
	Knoll Inc.	11,468	176
	Interface Inc. Class A	11,827	171
*	Mobile Mini Inc.	8,869	160
	McGrath Rentcorp	5,579	156
*	Higher One Holdings Inc.	6,825	138
	G&K Services Inc. Class A	4,533	126
*	Consolidated Graphics Inc.	2,612	124
	Viad Corp.	5,047	120
	Ennis Inc.	6,339	108
*	EnerNOC Inc.	4,215	103
*	ACCO Brands Corp.	13,444	94
	EnergySolutions Inc.	18,462	92
*	Team Inc.	4,453	91
*	KAR Auction Services Inc.	6,640	80
*	Cenveo Inc.	13,577	70
*	M&F Worldwide Corp.	2,857	67
	Schawk Inc. Class A	3,723	67
	US Ecology Inc.	4,217	66
*	American Reprographics Co.	8,950	63
*	Standard Parking Corp.	3,377	60
*	Innerworkings Inc.	6,739	42
*	Metalico Inc.	9,494	41
*	APAC Customer Services Inc.	6,521	39
	Kimball International Inc. Class B	6,242	37
	Courier Corp.	2,501	36
*	Fuel Tech Inc.	4,289	31
*,^ RINO International Corp.		2,064	13
	Standard Register Co.	237	1
			21,762
Construction & Engineering (2.9%)
	Fluor Corp.	43,803	2,533
*	Jacobs Engineering Group Inc.	30,690	1,182
	KBR Inc.	38,310	1,038
*	Quanta Services Inc.	51,560	908
*	Foster Wheeler AG	31,262	875
*	URS Corp.	20,540	812
*	Shaw Group Inc.	20,699	664
*	Aecom Technology Corp.	22,781	587
*	EMCOR Group Inc.	16,239	435
	Granite Construction Inc.	8,552	217
*	Insituform Technologies Inc. Class A	9,593	212
*	MasTec Inc.	11,134	160
*	Layne Christensen Co.	4,766	157
	Tutor Perini Corp.	7,519	143
*	Dycom Industries Inc.	9,557	126
	Great Lakes Dredge & Dock Corp.	13,720	105
	Comfort Systems USA Inc.	9,410	105
*	Orion Marine Group Inc.	6,636	89
*	MYR Group Inc.	4,908	77
*	Michael Baker Corp.	1,984	64
*	Furmanite Corp.	8,651	57
*	Northwest Pipe Co.	2,318	52

* Sterling Construction Co. Inc.	3,788	51
* Pike Electric Corp.	4,649	33
* Argan Inc.	332	3
		10,685
Electrical Equipment (7.3%)
Emerson Electric Co.	184,564	10,164
Rockwell Automation Inc.	34,776	2,299
Cooper Industries plc	40,877	2,228
Roper Industries Inc.	23,037	1,668
AMETEK Inc.	26,075	1,543
Hubbell Inc. Class B	12,964	733
* Babcock & Wilcox Co.	28,496	692
Baldor Electric Co.	10,904	690
* GrafTech International Ltd.	29,642	581
Regal-Beloit Corp.	9,431	575
* Thomas & Betts Corp.	12,928	575
Acuity Brands Inc.	10,650	574
Woodward Governor Co.	14,252	481
* General Cable Corp.	12,785	419
* Sensata Technologies Holding NV	14,865	413
* American Superconductor Corp.	11,781	392
Belden Inc.	11,443	381
Brady Corp. Class A	11,961	370
* EnerSys	11,428	345
* II-VI Inc.	6,408	262
* Polypore International Inc.	6,002	191
Franklin Electric Co. Inc.	4,845	189
* A123 Systems Inc.	16,624	128
AZZ Inc.	3,036	113
Encore Wire Corp.	4,556	104
* Generac Holdings Inc.	6,619	98
Vicor Corp.	5,188	87
* Harbin Electric Inc.	4,972	81
* Ener1 Inc.	17,763	77
* Powell Industries Inc.	1,992	70
* Advanced Battery Technologies Inc.	15,131	57
* Fushi Copperweld Inc.	6,347	57
* Lihua International Inc.	3,979	48
* Capstone Turbine Corp.	57,240	45
Preformed Line Products Co.	606	28
* Broadwind Energy Inc.	12,817	24
* Valence Technology Inc.	16,447	22
		26,804
Industrial Conglomerates (17.0%)
General Electric Co.	2,621,020	41,491
3M Co.	166,032	13,943
Tyco International Ltd.	122,012	4,623
Textron Inc.	67,049	1,499
Carlisle Cos. Inc.	14,916	546
Raven Industries Inc.	3,960	176
Seaboard Corp.	90	168
Tredegar Corp.	6,239	116
Standex International Corp.	3,068	92
		62,654
Machinery (22.3%)
Caterpillar Inc.	154,564	13,076
Deere & Co.	103,912	7,762

Danaher Corp.	135,995	5,882
Illinois Tool Works Inc.	104,923	4,997
Cummins Inc.	46,297	4,496
PACCAR Inc.	80,477	4,335
Eaton Corp.	39,034	3,763
Ingersoll-Rand plc	79,141	3,245
Parker Hannifin Corp.	39,481	3,168
Dover Corp.	45,761	2,508
Joy Global Inc.	25,231	1,926
Bucyrus International Inc. Class A	18,852	1,681
Flowserve Corp.	13,736	1,449
Pall Corp.	28,632	1,296
* AGCO Corp.	22,791	1,029
Donaldson Co. Inc.	17,793	966
Timken Co.	20,153	878
Gardner Denver Inc.	12,853	841
* Navistar International Corp.	15,715	804
SPX Corp.	12,222	803
Pentair Inc.	24,193	796
* WABCO Holdings Inc.	15,796	785
Snap-On Inc.	14,187	751
IDEX Corp.	19,937	747
Kennametal Inc.	20,035	678
* Terex Corp.	26,616	646
Lincoln Electric Holdings Inc.	10,431	643
* Oshkosh Corp.	22,027	632
Nordson Corp.	7,516	597
Wabtec Corp.	11,743	543
Graco Inc.	14,840	534
CLARCOR Inc.	12,361	503
Harsco Corp.	19,711	474
Toro Co.	7,961	463
Crane Co.	12,290	461
Trinity Industries Inc.	19,439	445
Valmont Industries Inc.	5,160	417
Actuant Corp. Class A	16,666	394
* ArvinMeritor Inc.	21,889	391
Manitowoc Co. Inc.	32,137	353
* Middleby Corp.	4,315	347
Kaydon Corp.	8,184	286
Mueller Industries Inc.	9,220	281
Watts Water Technologies Inc. Class A	7,248	236
ESCO Technologies Inc.	6,473	227
* Chart Industries Inc.	7,039	223
Barnes Group Inc.	11,480	219
Briggs & Stratton Corp.	12,282	214
Robbins & Myers Inc.	6,844	212
* RBC Bearings Inc.	5,306	196
* EnPro Industries Inc.	5,020	184
Lindsay Corp.	3,065	181
* Wabash National Corp.	16,740	177
CIRCOR International Inc.	4,211	166
* Blount International Inc.	9,985	154
Badger Meter Inc.	3,476	147
Albany International Corp.	6,833	144
Tennant Co.	4,171	142
* Astec Industries Inc.	4,682	140
Mueller Water Products Inc. Class A	37,608	132

Titan International Inc.	8,252	132
* 3D Systems Corp.	4,533	128
John Bean Technologies Corp.	6,874	127
NACCO Industries Inc. Class A	1,228	114
Gorman-Rupp Co.	3,678	109
* Colfax Corp.	5,873	99
Sun Hydraulics Corp.	3,131	98
Federal Signal Corp.	14,782	95
* Sauer-Danfoss Inc.	3,020	92
* Force Protection Inc.	17,327	89
* Greenbrier Cos. Inc.	4,733	89
* LB Foster Co. Class A	2,522	87
Cascade Corp.	2,293	84
* Trimas Corp.	4,171	83
FreightCar America Inc.	2,945	73
* Columbus McKinnon Corp. NY	4,412	72
* Kadant Inc.	3,064	59
Ampco-Pittsburgh Corp.	2,108	56
* China Valves Technology Inc.	5,388	54
Dynamic Materials Corp.	3,174	51
* Tecumseh Products Co. Class A	3,221	43
Douglas Dynamics Inc.	2,886	43
* American Railcar Industries Inc.	2,315	35
* SmartHeat Inc.	6,222	30
* Energy Recovery Inc.	7,581	25
* China Fire & Security Group Inc.	2,003	14
		82,147
Marine (0.4%)
* Kirby Corp.	12,567	561
Alexander & Baldwin Inc.	10,084	354
* Genco Shipping & Trading Ltd.	7,802	115
* American Commercial Lines Inc.	2,331	77
* Eagle Bulk Shipping Inc.	15,305	76
Baltic Trading Ltd.	4,112	48
* TBS International plc Class A	3,358	13
		1,244
Professional Services (2.6%)
Manpower Inc.	20,100	1,132
Equifax Inc.	30,648	1,061
Robert Half International Inc.	34,373	953
Dun & Bradstreet Corp.	12,337	929
* Verisk Analytics Inc. Class A	27,735	840
* IHS Inc. Class A	10,189	737
Towers Watson & Co. Class A	12,608	633
* FTI Consulting Inc.	11,501	410
Corporate Executive Board Co.	8,385	291
* CoStar Group Inc.	4,817	254
* Acacia Research - Acacia Technologies	8,014	218
* Korn/Ferry International	11,288	195
Resources Connection Inc.	11,325	189
* Advisory Board Co.	3,815	181
* TrueBlue Inc.	10,756	177
Administaff Inc.	5,777	163
* Kforce Inc.	8,201	124
* Kelly Services Inc. Class A	6,643	119
* Exponent Inc.	3,378	118
* Huron Consulting Group Inc.	5,089	116

* SFN Group Inc.	12,698	109
* Navigant Consulting Inc.	12,380	103
* ICF International Inc.	4,243	102
* Dolan Co.	7,145	98
Heidrick & Struggles International Inc.	4,278	89
* CBIZ Inc.	11,538	69
* CRA International Inc.	2,737	60
* School Specialty Inc.	4,637	59
CDI Corp.	3,261	56
* Mistras Group Inc.	2,889	34
* Hill International Inc.	6,555	34
* Volt Information Sciences Inc.	3,557	24
		9,677
Road & Rail (7.9%)
Union Pacific Corp.	121,981	10,992
CSX Corp.	93,072	5,660
Norfolk Southern Corp.	90,368	5,437
* Kansas City Southern	25,142	1,190
JB Hunt Transport Services Inc.	22,671	827
* Hertz Global Holdings Inc.	55,488	680
Ryder System Inc.	12,845	554
* Genesee & Wyoming Inc. Class A	9,503	451
Con-way Inc.	13,213	447
Landstar System Inc.	12,312	443
* Avis Budget Group Inc.	25,175	335
Knight Transportation Inc.	15,385	297
* Old Dominion Freight Line Inc.	10,259	296
* Dollar Thrifty Automotive Group Inc.	6,322	290
Werner Enterprises Inc.	11,510	248
Heartland Express Inc.	13,341	206
* Amerco Inc.	1,689	164
Arkansas Best Corp.	5,860	144
Marten Transport Ltd.	4,035	87
* RailAmerica Inc.	6,082	75
* Celadon Group Inc.	5,210	70
* Saia Inc.	3,951	60
* Roadrunner Transportation Systems Inc.	2,948	37
* YRC Worldwide Inc.	10,555	37
* Patriot Transportation Holding Inc.	440	33
* Universal Truckload Services Inc.	1,509	23
		29,083
Trading Companies & Distributors (2.0%)
WW Grainger Inc.	14,786	1,847
Fastenal Co.	32,513	1,740
MSC Industrial Direct Co. Class A	11,002	662
* WESCO International Inc.	10,402	496
GATX Corp.	11,340	376
Watsco Inc.	6,190	373
* United Rentals Inc.	14,807	291
Applied Industrial Technologies Inc.	9,336	279
* Beacon Roofing Supply Inc.	11,176	192
Kaman Corp.	6,335	178
* Interline Brands Inc.	8,049	166
Aircastle Ltd.	13,571	130
* Rush Enterprises Inc. Class A	6,545	115
TAL International Group Inc.	3,778	107
* RSC Holdings Inc.	12,679	99

* Titan Machinery Inc.		3,284	69
* H&E Equipment Services Inc.		6,758	67
Aceto Corp.		6,306	47
Houston Wire & Cable Co.		4,096	44
* Rush Enterprises Inc. Class B		1,705	30
			7,308
Transportation Infrastructure (0.1%)
* Macquarie Infrastructure Co. LLC		10,576	205

Total Common Stocks (Cost $400,816)			368,041
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $6)	0.216%	6,300	6
Total Investments (100.0%) (Cost $400,822)			368,047
Other Assets and Liabilities-Net (0.0%)[1]			70
Net Assets (100%)			368,117

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,000.
1 Includes $6,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $400,822,000. Net unrealized depreciation of investment securities for tax purposes was $32,775,000, consisting of unrealized gains of $28,476,000 on securities that had risen in value since their purchase and $61,251,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Communications Equipment (11.3%)
* Cisco Systems Inc.	3,279,715	62,839
QUALCOMM Inc.	921,889	43,089
* Juniper Networks Inc.	298,585	10,158
* Motorola Inc.	1,273,236	9,753
* F5 Networks Inc.	46,209	6,094
Harris Corp.	74,264	3,285
* Riverbed Technology Inc.	70,779	2,400
* Polycom Inc.	48,714	1,803
* CommScope Inc.	53,999	1,707
* JDS Uniphase Corp.	125,902	1,494
Tellabs Inc.	209,261	1,320
* Brocade Communications Systems Inc.	253,859	1,264
Plantronics Inc.	27,941	999
ADTRAN Inc.	31,983	996
* Aruba Networks Inc.	42,246	896
* Acme Packet Inc.	17,386	852
* Viasat Inc.	20,526	849
* InterDigital Inc.	25,107	830
* Ciena Corp.	53,036	804
* Finisar Corp.	38,153	730
* Arris Group Inc.	72,625	727
* ADC Telecommunications Inc.	55,461	706
* Netgear Inc.	20,176	641
* Blue Coat Systems Inc.	23,848	634
* Emulex Corp.	46,482	526
Comtech Telecommunications Corp.	16,348	485
* Loral Space & Communications Inc.	6,423	469
* Tekelec	35,152	434
* Infinera Corp.	50,188	410
* EchoStar Corp. Class A	19,189	387
* Harmonic Inc.	55,272	374
* DG FastChannel Inc.	14,647	370
Black Box Corp.	10,057	360
* Sycamore Networks Inc.	11,402	342
* Ixia	20,240	321
* Sonus Networks Inc.	118,146	317
* Oclaro Inc.	27,870	270
* Oplink Communications Inc.	11,938	206
* ShoreTel Inc.	25,607	182
* Symmetricom Inc.	24,955	166
* EMS Technologies Inc.	8,709	162
* Powerwave Technologies Inc.	75,507	159
* Anaren Inc.	7,946	145
* Extreme Networks	48,639	143
* Aviat Networks Inc.	33,950	141
* UTStarcom Inc.	63,595	136
* Digi International Inc.	13,470	129
* Seachange International Inc.	15,907	128
* Calix Inc.	9,611	123

Bel Fuse Inc. Class B	4,846	109
* Cogo Group Inc.	14,291	107
* BigBand Networks Inc.	25,008	75
* Meru Networks Inc.	4,551	63
* Mitel Networks Corp.	7,556	49
Bel Fuse Inc. Class A	1,008	23
* Opnext Inc.	114	—
		162,181
Computers & Peripherals (20.4%)
* Apple Inc.	525,494	163,507
Hewlett-Packard Co.	1,340,643	56,213
* EMC Corp.	1,179,268	25,343
* Dell Inc.	1,005,128	13,288
* NetApp Inc.	205,031	10,442
* SanDisk Corp.	133,839	5,969
* Western Digital Corp.	131,073	4,391
* Seagate Technology plc	270,979	3,634
* Lexmark International Inc. Class A	44,901	1,627
* NCR Corp.	91,618	1,318
Diebold Inc.	37,699	1,185
* QLogic Corp.	63,761	1,141
* Synaptics Inc.	19,410	553
* Isilon Systems Inc.	14,911	503
* Quantum Corp.	116,102	421
* Stratasys Inc.	11,165	378
* Electronics for Imaging Inc.	25,941	340
* Avid Technology Inc.	21,737	339
* Compellent Technologies Inc.	12,736	331
* STEC Inc.	18,884	321
* Intermec Inc.	28,322	320
* Novatel Wireless Inc.	17,781	174
* Intevac Inc.	12,672	169
* Imation Corp.	17,370	165
* Super Micro Computer Inc.	14,584	150
* Cray Inc.	18,525	132
* Silicon Graphics International Corp.	16,577	128
		292,482
Electronic Equipment, Instruments & Components (4.8%)
Corning Inc.	896,787	15,837
Tyco Electronics Ltd.	256,692	7,809
Amphenol Corp. Class A	99,255	4,966
* Flextronics International Ltd.	451,128	3,271
* Avnet Inc.	86,839	2,662
* Trimble Navigation Ltd.	68,435	2,549
* FLIR Systems Inc.	90,788	2,434
* Arrow Electronics Inc.	67,666	2,098
* Dolby Laboratories Inc. Class A	30,405	1,924
Jabil Circuit Inc.	112,008	1,692
* Ingram Micro Inc.	90,000	1,607
* Vishay Intertechnology Inc.	98,472	1,404
* Itron Inc.	23,033	1,308
* Tech Data Corp.	29,452	1,298
National Instruments Corp.	33,239	1,134
Anixter International Inc.	16,386	916
Molex Inc. Class A	42,572	742
Molex Inc.	35,520	739
* Plexus Corp.	23,076	626

Cognex Corp.	21,598	604
* Coherent Inc.	14,483	598
* Benchmark Electronics Inc.	36,133	581
Littelfuse Inc.	12,511	579
* L-1 Identity Solutions Inc.	47,916	567
* Power-One Inc.	54,879	519
* Sanmina-SCI Corp.	45,377	474
* DTS Inc.	9,960	468
* Rofin-Sinar Technologies Inc.	16,241	466
* Universal Display Corp.	18,354	454
* Scansource Inc.	15,311	447
* TTM Technologies Inc.	32,066	425
* IPG Photonics Corp.	14,565	417
AVX Corp.	29,102	416
* Checkpoint Systems Inc.	22,657	407
* SYNNEX Corp.	12,863	369
MTS Systems Corp.	9,370	359
* Insight Enterprises Inc.	26,362	332
* OSI Systems Inc.	9,409	328
Park Electrochemical Corp.	11,167	306
* Newport Corp.	21,009	305
* Brightpoint Inc.	36,398	298
* Rogers Corp.	9,045	298
Daktronics Inc.	20,062	270
* Mercury Computer Systems Inc.	13,873	247
* Electro Scientific Industries Inc.	15,739	235
* FARO Technologies Inc.	8,720	226
* Maxwell Technologies Inc.	13,525	219
Methode Electronics Inc.	21,181	216
CTS Corp.	19,329	199
* China Security & Surveillance Technology Inc.	38,260	195
* Kemet Corp.	12,375	175
* Echelon Corp.	17,612	168
* SMART Modular Technologies WWH Inc.	26,626	149
Electro Rent Corp.	9,535	141
* Multi-Fineline Electronix Inc.	5,808	135
* Fabrinet	5,794	100
* Pulse Electronics Corp.	22,288	91
* Comverge Inc.	13,588	91
* CPI International Inc.	4,288	83
* Agilysys Inc.	13,139	67
* Agilent Technologies Inc.	814	29
		68,069
Internet Software & Services (10.0%)
* Google Inc. Class A	141,771	78,784
* eBay Inc.	678,162	19,755
* Yahoo! Inc.	735,637	11,601
* Akamai Technologies Inc.	104,267	5,442
* VeriSign Inc.	100,019	3,432
* Equinix Inc.	26,177	2,031
* WebMD Health Corp.	31,540	1,619
* Monster Worldwide Inc.	70,814	1,599
* Rackspace Hosting Inc.	53,306	1,555
* IAC/InterActiveCorp	52,732	1,485
* AOL Inc.	61,014	1,475
* Sohu.com Inc.	17,295	1,201
* VistaPrint NV	25,033	1,009

*	MercadoLibre Inc.	15,136	963
*	Digital River Inc.	22,654	834
*	GSI Commerce Inc.	34,276	817
*	ValueClick Inc.	46,505	723
*	j2 Global Communications Inc.	25,873	693
*	OpenTable Inc.	7,823	567
	Earthlink Inc.	61,603	552
*	Art Technology Group Inc.	89,931	537
*	SAVVIS Inc.	20,451	514
*	DealerTrack Holdings Inc.	21,832	417
*	Ancestry.com Inc.	14,401	412
*	Constant Contact Inc.	15,498	397
*	RightNow Technologies Inc.	13,744	348
*	LogMeIn Inc.	7,906	346
	United Online Inc.	49,949	318
*	Terremark Worldwide Inc.	24,290	291
*	QuinStreet Inc.	14,176	283
*	comScore Inc.	12,474	274
*	Internet Capital Group Inc.	20,949	260
*	Vocus Inc.	10,585	259
	NIC Inc.	31,006	259
*	Move Inc.	88,715	224
*	Internet Brands Inc. Class A	14,709	196
*	Perficient Inc.	16,556	187
*	Limelight Networks Inc.	25,451	181
*	LoopNet Inc.	16,642	177
*	RealNetworks Inc.	50,014	171
*	ModusLink Global Solutions Inc.	25,197	169
*	Infospace Inc.	20,392	157
*	Knot Inc.	16,326	153
*	Internap Network Services Corp.	26,532	139
*	Liquidity Services Inc.	8,451	131
*	Dice Holdings Inc.	10,707	121
	Stamps.com Inc.	6,096	80
	Marchex Inc. Class B	10,404	75
*	TechTarget Inc.	8,456	50
*	Archipelago Learning Inc.	3,687	32
			143,295
IT Services (16.4%)
	International Business Machines Corp.	724,357	102,468
	Visa Inc. Class A	285,215	21,063
	Accenture plc Class A	365,962	15,853
	Mastercard Inc. Class A	61,402	14,554
	Automatic Data Processing Inc.	282,577	12,594
*	Cognizant Technology Solutions Corp. Class A	172,788	11,228
	Western Union Co.	379,111	6,688
	Paychex Inc.	186,028	5,309
*	Fiserv Inc.	86,205	4,767
	Computer Sciences Corp.	88,216	3,937
	Fidelity National Information Services Inc.	146,239	3,934
*	Teradata Corp.	95,459	3,922
*	SAIC Inc.	218,236	3,343
*	Alliance Data Systems Corp.	30,513	1,925
	Global Payments Inc.	45,781	1,903
*	VeriFone Systems Inc.	48,536	1,687
	Lender Processing Services Inc.	54,206	1,668
	Broadridge Financial Solutions Inc.	72,800	1,499

	Total System Services Inc.	95,935	1,448
*	Gartner Inc.	43,980	1,415
*	NeuStar Inc. Class A	42,860	1,108
*	CoreLogic Inc.	50,403	918
	DST Systems Inc.	21,393	917
*	Convergys Corp.	70,710	911
*	Wright Express Corp.	21,067	907
*	CACI International Inc. Class A	17,319	872
*	Genpact Ltd.	56,298	784
*	Acxiom Corp.	43,290	736
	Sapient Corp.	61,391	732
	MAXIMUS Inc.	9,986	606
	Syntel Inc.	11,713	559
*	Unisys Corp.	24,176	547
*	Mantech International Corp. Class A	13,075	522
*	SRA International Inc. Class A	25,132	493
*	Euronet Worldwide Inc.	26,195	429
*	CSG Systems International Inc.	19,420	366
	iGate Corp.	17,421	348
	Heartland Payment Systems Inc.	21,686	342
*	TeleTech Holdings Inc.	17,572	333
*	Cardtronics Inc.	19,230	325
*	Forrester Research Inc.	9,061	314
*	TNS Inc.	14,980	288
*	ExlService Holdings Inc.	8,296	171
	Cass Information Systems Inc.	4,279	151
*	Ciber Inc.	37,398	126
*	Virtusa Corp.	8,297	113
*	Ness Technologies Inc.	21,765	98
*	NCI Inc. Class A	4,312	95
*	China Information Technology Inc.	17,684	93
*	Integral Systems Inc.	9,960	91
*	Echo Global Logistics Inc.	6,201	71
*	Global Cash Access Holdings Inc.	29,839	68
			235,639
Office Electronics (0.7%)
	Xerox Corp.	794,227	9,102
*	Zebra Technologies Corp.	33,004	1,203
			10,305
Semiconductors & Semiconductor Equipment (15.4%)
	Intel Corp.	3,201,470	67,615
	Texas Instruments Inc.	686,421	21,828
	Broadcom Corp. Class A	257,425	11,453
	Applied Materials Inc.	771,227	9,586
	Altera Corp.	176,415	6,190
*	Marvell Technology Group Ltd.	317,271	6,120
	Analog Devices Inc.	170,412	6,060
*	NVIDIA Corp.	329,625	4,483
	Linear Technology Corp.	128,195	4,179
	Xilinx Inc.	148,672	4,032
	Maxim Integrated Products Inc.	171,330	3,983
*,^ First Solar Inc.		31,707	3,895
*	Cree Inc.	58,953	3,843
*	Micron Technology Inc.	511,576	3,714
	Microchip Technology Inc.	106,772	3,589
	KLA-Tencor Corp.	96,384	3,534
*	Lam Research Corp.	71,313	3,233

* Atmel Corp.	263,498	2,738
* Skyworks Solutions Inc.	102,581	2,611
* Advanced Micro Devices Inc.	327,293	2,386
* LSI Corp.	368,615	2,116
* ON Semiconductor Corp.	245,749	2,004
National Semiconductor Corp.	136,156	1,818
* Avago Technologies Ltd.	61,545	1,607
* Novellus Systems Inc.	52,793	1,592
* MEMC Electronic Materials Inc.	130,017	1,504
* Cypress Semiconductor Corp.	89,020	1,395
* Varian Semiconductor Equipment Associates Inc.	42,630	1,344
* Rambus Inc.	65,452	1,310
* Atheros Communications Inc.	39,972	1,302
* Teradyne Inc.	103,039	1,222
* International Rectifier Corp.	40,405	1,146
* Silicon Laboratories Inc.	24,989	1,062
* TriQuint Semiconductor Inc.	88,842	1,058
* Microsemi Corp.	47,534	1,052
* RF Micro Devices Inc.	145,792	1,022
* Veeco Instruments Inc.	23,022	1,013
* Fairchild Semiconductor International Inc. Class A	71,813	1,009
* Netlogic Microsystems Inc.	32,260	1,007
* PMC - Sierra Inc.	131,328	952
Intersil Corp. Class A	70,717	902
* Omnivision Technologies Inc.	30,921	875
* Semtech Corp.	35,505	830
* Hittite Microwave Corp.	13,930	797
* Cavium Networks Inc.	20,334	748
Power Integrations Inc.	16,009	645
* Cymer Inc.	16,382	624
* Integrated Device Technology Inc.	92,709	596
* Tessera Technologies Inc.	28,659	571
* Cirrus Logic Inc.	36,418	556
* MKS Instruments Inc.	27,167	553
* Cabot Microelectronics Corp.	13,544	535
* FEI Co.	21,790	519
* Diodes Inc.	20,126	497
* Entegris Inc.	74,970	487
* Amkor Technology Inc.	62,855	437
* Entropic Communications Inc.	42,887	383
* SunPower Corp. Class A	31,600	368
* Standard Microsystems Corp.	12,848	350
* Applied Micro Circuits Corp.	37,494	348
* Volterra Semiconductor Corp.	15,379	346
* GT Solar International Inc.	51,492	344
* Silicon Image Inc.	44,050	338
* ATMI Inc.	18,050	324
* Monolithic Power Systems Inc.	19,580	316
Micrel Inc.	25,112	311
* Lattice Semiconductor Corp.	66,452	296
* Verigy Ltd.	34,033	291
* Ceva Inc.	12,150	282
* SunPower Corp. Class B	24,091	276
* Brooks Automation Inc.	37,367	271
* FormFactor Inc.	27,315	253
* Kulicke & Soffa Industries Inc.	37,897	251
* Advanced Energy Industries Inc.	20,880	244
* Anadigics Inc.	37,545	241

* Ultratech Inc.	12,937	238
* Rubicon Technology Inc.	10,081	221
* Zoran Corp.	29,154	201
Cohu Inc.	12,732	184
* Sigma Designs Inc.	15,045	181
* Spansion Inc. Class A	8,968	177
* Supertex Inc.	6,257	156
* Kopin Corp.	37,889	152
* IXYS Corp.	13,368	150
* Pericom Semiconductor Corp.	14,420	144
* Exar Corp.	21,199	142
* Rudolph Technologies Inc.	16,854	126
* Energy Conversion Devices Inc.	26,037	117
* DSP Group Inc.	13,167	101
* Evergreen Solar Inc.	111,976	87
* Advanced Analogic Technologies Inc.	23,238	85
* Trident Microsystems Inc.	40,079	74
* Conexant Systems Inc.	46,186	63
* MaxLinear Inc.	4,239	46
* Mattson Technology Inc.	117	—
		220,257
Software (20.9%)
Microsoft Corp.	4,472,728	112,757
Oracle Corp.	2,309,105	62,438
* Salesforce.com Inc.	66,518	9,261
* Adobe Systems Inc.	301,145	8,351
* Intuit Inc.	170,713	7,663
* Symantec Corp.	453,314	7,616
* Citrix Systems Inc.	107,351	7,130
CA Inc.	237,048	5,426
* Red Hat Inc.	107,891	4,693
* Autodesk Inc.	131,194	4,630
* BMC Software Inc.	102,585	4,555
* McAfee Inc.	87,341	4,092
Activision Blizzard Inc.	316,428	3,715
* VMware Inc. Class A	41,733	3,402
* Rovi Corp.	59,236	3,268
* Electronic Arts Inc.	188,552	2,811
* ANSYS Inc.	51,767	2,511
* Nuance Communications Inc.	135,015	2,386
Factset Research Systems Inc.	25,347	2,248
* Synopsys Inc.	85,689	2,201
* Informatica Corp.	52,531	2,168
* MICROS Systems Inc.	45,936	2,008
Solera Holdings Inc.	40,027	1,921
* TIBCO Software Inc.	95,021	1,866
* Parametric Technology Corp.	66,341	1,421
* Compuware Corp.	128,637	1,325
* Concur Technologies Inc.	25,338	1,298
Jack Henry & Associates Inc.	46,332	1,267
* Cadence Design Systems Inc.	154,485	1,214
* Novell Inc.	199,148	1,187
* Ariba Inc.	51,394	1,040
* Progress Software Corp.	24,141	931
* Quest Software Inc.	35,848	907
* SuccessFactors Inc.	26,948	813
* Blackboard Inc.	18,545	771

* Fortinet Inc.	22,532	718
* Mentor Graphics Corp.	60,993	686
* CommVault Systems Inc.	23,451	683
* Lawson Software Inc.	78,602	675
Blackbaud Inc.	25,611	648
* Aspen Technology Inc.	50,471	631
* Taleo Corp. Class A	20,509	630
* JDA Software Group Inc.	22,642	598
* Ultimate Software Group Inc.	13,515	593
Fair Isaac Corp.	23,962	560
* TiVo Inc.	66,153	544
* Take-Two Interactive Software Inc.	48,449	536
* Websense Inc.	24,758	513
* Advent Software Inc.	9,601	495
* ACI Worldwide Inc.	19,493	495
* AsiaInfo-Linkage Inc.	29,652	494
* MicroStrategy Inc. Class A	5,210	451
* Ebix Inc.	20,100	417
* Sourcefire Inc.	14,975	406
* Manhattan Associates Inc.	12,948	403
* Radiant Systems Inc.	20,940	378
* Synchronoss Technologies Inc.	14,323	372
* Netscout Systems Inc.	16,809	371
* Tyler Technologies Inc.	17,050	348
* Bottomline Technologies Inc.	17,153	325
* SolarWinds Inc.	17,533	313
* Epicor Software Corp.	32,616	305
Pegasystems Inc.	9,576	296
* Verint Systems Inc.	8,796	289
VirnetX Holding Corp.	20,353	283
* NetSuite Inc.	10,915	271
* Net 1 UEPS Technologies Inc.	22,170	269
* Smith Micro Software Inc.	17,735	265
* Sonic Solutions Inc.	26,069	260
* BroadSoft Inc.	11,304	257
EPIQ Systems Inc.	17,713	226
* Interactive Intelligence Inc.	7,445	201
* Kenexa Corp.	10,926	200
* THQ Inc.	38,443	196
Opnet Technologies Inc.	7,692	187
* S1 Corp.	29,459	187
* DemandTec Inc.	17,041	176
* SS&C Technologies Holdings Inc.	8,221	160
* VASCO Data Security International Inc.	17,122	148
* Monotype Imaging Holdings Inc.	12,926	145
* Rosetta Stone Inc.	6,360	134
* TeleCommunication Systems Inc. Class A	26,717	125
* PROS Holdings Inc.	11,102	106
* Actuate Corp.	18,106	102
Renaissance Learning Inc.	5,837	69
* Deltek Inc.	9,580	68
* China TransInfo Technology Corp.	5,748	30
* FalconStor Software Inc.	80	—
		299,529
Total Common Stocks (Cost $1,306,153)		1,431,757

Information Technology Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,237)
	0.216%	1,237,000	1,237
Total Investments (100.0%) (Cost $1,307,390)			1,432,994
Other Assets and Liabilities-Net (0.0%)[2]			(314)
Net Assets (100%)			1,432,680

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,216,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,237,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $1,307,390,000. Net unrealized appreciation of investment securities for tax purposes was $125,604,000, consisting of unrealized gains of $196,683,000 on securities that had risen in value since their purchase and $71,079,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Chemicals (56.1%)
EI du Pont de Nemours & Co.	1,062,912	49,946
Dow Chemical Co.	1,359,996	42,405
Monsanto Co.	633,749	37,974
Praxair Inc.	358,960	33,042
Air Products & Chemicals Inc.	249,248	21,490
PPG Industries Inc.	193,667	15,098
Ecolab Inc.	273,639	13,083
Mosaic Co.	182,734	12,358
CF Industries Holdings Inc.	83,423	10,075
Sigma-Aldrich Corp.	142,174	8,988
Lubrizol Corp.	79,092	8,270
Sherwin-Williams Co.	108,490	8,047
Celanese Corp. Class A	182,844	6,765
Eastman Chemical Co.	84,662	6,588
FMC Corp.	80,656	6,277
Airgas Inc.	93,126	5,690
Albemarle Corp.	96,252	5,206
International Flavors & Fragrances Inc.	93,524	4,912
Nalco Holding Co.	161,982	4,766
Ashland Inc.	87,785	4,467
Valspar Corp.	110,518	3,652
Huntsman Corp.	224,175	3,468
RPM International Inc.	152,260	3,118
* Solutia Inc.	142,945	3,056
* WR Grace & Co.	85,222	2,852
Cytec Industries Inc.	57,417	2,746
Scotts Miracle-Gro Co. Class A	54,906	2,743
Cabot Corp.	72,711	2,603
* Rockwood Holdings Inc.	61,864	2,361
Sensient Technologies Corp.	58,163	1,976
NewMarket Corp.	14,299	1,799
Olin Corp.	93,277	1,704
* Intrepid Potash Inc.	52,745	1,617
* Ferro Corp.	100,858	1,439
* PolyOne Corp.	109,699	1,367
* OM Group Inc.	36,150	1,359
Minerals Technologies Inc.	21,749	1,323
HB Fuller Co.	57,835	1,213
Balchem Corp.	33,444	1,035
Arch Chemicals Inc.	29,376	1,020
* Calgon Carbon Corp.	66,473	929
Westlake Chemical Corp.	23,487	887
Innophos Holdings Inc.	25,370	864
* Georgia Gulf Corp.	39,975	813
A Schulman Inc.	37,261	755
* Kraton Performance Polymers Inc.	25,551	728
Koppers Holdings Inc.	24,394	698
Stepan Co.	9,559	674
* Innospec Inc.	27,976	600

*	STR Holdings Inc.	29,381	527
*	LSB Industries Inc.	20,167	465
	Zep Inc.	25,565	464
*	TPC Group Inc.	16,124	450
	Hawkins Inc.	10,287	448
^,* Yongye International Inc.		45,258	354
*	Spartech Corp.	36,199	344
*	Zoltek Cos. Inc.	34,618	315
*	ShengdaTech Inc.	34,666	208
*	Landec Corp.	29,624	185
	American Vanguard Corp.	25,670	175
^,* China Green Agriculture Inc.		17,400	147
^,* China Agritech Inc.		10,953	126
			359,054
Construction Materials (2.1%)
	Vulcan Materials Co.	150,255	6,028
	Martin Marietta Materials Inc.	53,276	4,504
	Eagle Materials Inc.	49,370	1,227
	Texas Industries Inc.	27,613	1,041
*	Headwaters Inc.	71,049	276
*	United States Lime & Minerals Inc.	2,728	112
			13,188
Containers & Packaging (7.3%)
	Ball Corp.	101,957	6,717
*	Crown Holdings Inc.	189,965	5,895
*	Owens-Illinois Inc.	191,631	5,151
	Sealed Air Corp.	186,983	4,347
	Bemis Co. Inc.	127,868	4,018
	Sonoco Products Co.	117,905	3,862
	Aptargroup Inc.	78,958	3,606
	Packaging Corp. of America	121,424	3,114
	Temple-Inland Inc.	119,922	2,515
	Rock-Tenn Co. Class A	43,342	2,344
	Silgan Holdings Inc.	58,813	2,014
	Greif Inc. Class A	28,878	1,688
	Boise Inc.	70,293	517
*	Graphic Packaging Holding Co.	101,584	378
	Myers Industries Inc.	35,564	341
*	Graham Packaging Co. Inc.	22,031	278
			46,785
Metals & Mining (30.1%)
	Freeport-McMoRan Copper & Gold Inc.	551,604	55,888
	Newmont Mining Corp.	577,402	33,969
	Alcoa Inc.	1,196,798	15,702
	Nucor Corp.	370,044	13,965
	Cliffs Natural Resources Inc.	158,727	10,847
	United States Steel Corp.	168,197	8,176
	Walter Energy Inc.	62,158	6,380
	Allegheny Technologies Inc.	103,966	5,375
	Steel Dynamics Inc.	241,317	3,847
	Reliance Steel & Aluminum Co.	82,622	3,673
	Compass Minerals International Inc.	38,339	3,167
	Royal Gold Inc.	59,822	3,082
*	Hecla Mining Co.	300,161	2,879
*	Coeur d'Alene Mines Corp.	104,660	2,548
*	Allied Nevada Gold Corp.	93,523	2,501
	Commercial Metals Co.	133,895	2,058

Materials Index Fund

	Carpenter Technology Corp.		51,470	1,877
*	Titanium Metals Corp.		105,489	1,822
	AK Steel Holding Corp.		128,855	1,711
	Schnitzer Steel Industries Inc.		26,942	1,538
	Globe Specialty Metals Inc.		74,005	1,200
	Worthington Industries Inc.		71,581	1,147
*	Stillwater Mining Co.		57,238	1,083
*	RTI International Metals Inc.		35,182	998
*	Century Aluminum Co.		70,564	977
*	Brush Engineered Materials Inc.		23,838	839
	Kaiser Aluminum Corp.		16,813	788
	AMCOL International Corp.		25,729	719
*	US Gold Corp.		109,229	717
*	Horsehead Holding Corp.		51,330	597
	Haynes International Inc.		14,349	555
*	General Moly Inc.		73,024	403
*	Golden Minerals Co.		12,495	354
*	Capital Gold Corp.		71,797	331
*	AM Castle & Co.		20,268	307
^,* Gulf Resources Inc.			24,657	251
	Olympic Steel Inc.		10,799	227
*	Metals USA Holdings Corp.		15,244	208
*	Noranda Aluminum Holding Corp.		16,267	193
				192,899
Paper & Forest Products (4.4%)
	International Paper Co.		486,602	12,150
	MeadWestvaco Corp.		200,124	4,971
	Domtar Corp.		50,213	3,812
	Schweitzer-Mauduit International Inc.		21,461	1,348
*	Louisiana-Pacific Corp.		151,489	1,242
*	Clearwater Paper Corp.		13,381	1,077
	Buckeye Technologies Inc.		45,918	915
	Deltic Timber Corp.		13,109	682
	PH Glatfelter Co.		54,267	675
*	KapStone Paper and Packaging Corp.		40,753	600
	Wausau Paper Corp.		55,209	426
	Neenah Paper Inc.		17,474	322
				28,220
Total Common Stocks (Cost $626,102)				640,146
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $395)		0.216%	395,101	395
Total Investments (100.1%) (Cost $626,497)				640,541
Other Assets and Liabilities-Net (-0.1%)[2]				(497)
Net Assets (100%)				640,044

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $363,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $395,000 of collateral received for securities on loan.

Materials Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $626,497,000. Net unrealized appreciation of investment securities for tax purposes was $14,044,000, consisting of unrealized gains of $75,294,000 on securities that had risen in value since their purchase and $61,250,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Diversified Telecommunication Services (72.4%)
Alternative Carriers (9.0%)
* tw telecom inc Class A	272,782	4,495
* Level 3 Communications Inc.	2,971,992	2,972
* Cogent Communications Group Inc.	238,544	2,882
* AboveNet Inc.	45,961	2,698
* Vonage Holdings Corp.	1,092,730	2,644
* PAETEC Holding Corp.	712,876	2,638
* Global Crossing Ltd.	194,669	2,603
* Premiere Global Services Inc.	359,728	2,540
* Neutral Tandem Inc.	165,711	2,381
* Iridium Communications Inc.	216,009	2,017
* Hughes Communications Inc.	21,326	845

Integrated Telecommunication Services (63.4%)
Verizon Communications Inc.	2,246,097	71,898
AT&T Inc.	2,582,109	71,757
CenturyLink Inc.	308,709	13,271
Qwest Communications International Inc.	1,724,065	12,069
Frontier Communications Corp.	1,139,956	10,374
Windstream Corp.	614,131	8,008
Alaska Communications Systems Group Inc.	288,679	3,043
* General Communication Inc. Class A	262,049	2,953
Consolidated Communications Holdings Inc.	159,621	2,940
* Cincinnati Bell Inc.	850,875	2,076
* Cbeyond Inc.	157,312	2,073
Atlantic Tele-Network Inc.	51,106	1,752
		230,084
Wireless Telecommunication Services (27.5%)
* American Tower Corp. Class A	279,270	14,123
* Crown Castle International Corp.	309,184	12,844
* Sprint Nextel Corp.	2,893,062	10,936
* NII Holdings Inc.	203,344	7,882
* SBA Communications Corp. Class A	158,870	6,220
* MetroPCS Communications Inc.	425,933	5,175
* Syniverse Holdings Inc.	145,520	4,447
Telephone & Data Systems Inc.	114,266	4,077
Telephone & Data Systems Inc.-Special Common Shares	120,996	3,725
* United States Cellular Corp.	71,914	3,292
USA Mobility Inc.	174,503	2,970
NTELOS Holdings Corp.	156,051	2,650
* ICO Global Communications Holdings Ltd.	1,724,940	2,605
* Clearwire Corp. Class A	340,922	2,393
Shenandoah Telecommunications Co.	132,936	2,325
* Leap Wireless International Inc.	193,889	2,110
		87,774
Total Common Stocks (Cost $323,716)		318,703

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $302)	0.216%	302,261	302
Total Investments (100.0%) (Cost $324,018)			319,005
Other Assets and Liabilities-Net (0.0%)			(97)
Net Assets (100%)			318,908

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $324,018,000. Net unrealized depreciation of investment securities for tax purposes was $5,013,000, consisting of unrealized gains of $13,331,000 on securities that had risen in value since their purchase and $18,344,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of November 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (48.8%)
Southern Co.	1,397,484	52,713
Exelon Corp.	1,112,018	43,780
Duke Energy Corp.	2,218,410	38,933
NextEra Energy Inc.	664,660	33,645
American Electric Power Co. Inc.	806,556	28,713
Entergy Corp.	314,313	22,392
Progress Energy Inc.	492,276	21,508
PPL Corp.	812,093	20,635
Edison International	520,771	19,237
FirstEnergy Corp.	512,887	18,007
Northeast Utilities	296,204	9,212
Pinnacle West Capital Corp.	182,681	7,384
Pepco Holdings Inc.	376,675	6,912
Allegheny Energy Inc.	285,213	6,509
NV Energy Inc.	395,610	5,416
ITC Holdings Corp.	84,545	5,119
DPL Inc.	199,921	5,064
Westar Energy Inc.	198,882	4,954
Great Plains Energy Inc.	227,816	4,249
Hawaiian Electric Industries Inc.	157,645	3,451
Cleco Corp.	102,046	3,095
IDACORP Inc.	81,159	2,948
Portland General Electric Co.	126,922	2,687
UIL Holdings Corp.	80,401	2,361
Unisource Energy Corp.	61,183	2,152
* El Paso Electric Co.	73,085	1,925
Allete Inc.	54,071	1,910
PNM Resources Inc.	146,247	1,752
MGE Energy Inc.	38,893	1,606
Empire District Electric Co.	69,583	1,500
Otter Tail Corp.	60,438	1,243
Central Vermont Public Service Corp.	20,064	405
Unitil Corp.	16,850	388
		381,805
Gas Utilities (8.1%)
Oneok Inc.	170,016	8,689
National Fuel Gas Co.	117,152	7,423
UGI Corp.	184,800	5,483
Energen Corp.	114,956	5,009
Questar Corp.	295,222	4,904
AGL Resources Inc.	131,162	4,818
Atmos Energy Corp.	151,533	4,557
Piedmont Natural Gas Co. Inc.	121,017	3,580
Nicor Inc.	76,621	3,314
WGL Holdings Inc.	85,599	3,104
New Jersey Resources Corp.	69,412	2,992
Southwest Gas Corp.	76,426	2,677
South Jersey Industries Inc.	50,175	2,568

	Northwest Natural Gas Co.		44,739	2,184
	Laclede Group Inc.		35,650	1,260
	Chesapeake Utilities Corp.		15,162	570
*,^ China Natural Gas Inc.			5	—
				63,132
Independent Power Producers & Energy Traders (5.5%)
*	AES Corp.		1,135,414	12,274
	Constellation Energy Group Inc.		322,610	9,149
*	NRG Energy Inc.		425,726	8,251
*	Calpine Corp.		598,060	7,236
*	Mirant Corp.		242,022	2,401
*	RRI Energy Inc.		595,773	2,097
	Ormat Technologies Inc.		34,445	923
*	Dynegy Inc. Class A		172,309	877
				43,208
Multi-Utilities (35.6%)
	Dominion Resources Inc.		991,158	41,163
	PG&E Corp.		657,365	30,850
	Public Service Enterprise Group Inc.		851,240	26,244
	Consolidated Edison Inc.		475,517	23,001
	Sempra Energy		396,110	19,841
	Xcel Energy Inc.		773,126	18,168
	DTE Energy Co.		284,004	12,652
	Wisconsin Energy Corp.		196,746	11,848
	Ameren Corp.		402,468	11,559
	CenterPoint Energy Inc.		673,681	10,530
	SCANA Corp.		202,433	8,223
	NiSource Inc.		467,391	7,819
	OGE Energy Corp.		163,755	7,289
	NSTAR		174,195	7,212
	CMS Energy Corp.		387,026	6,955
	Alliant Energy Corp.		186,312	6,765
	Integrys Energy Group Inc.		129,841	6,323
	MDU Resources Group Inc.		300,746	6,147
	TECO Energy Inc.		342,756	5,741
	Vectren Corp.		130,023	3,367
	Avista Corp.		93,210	1,992
	Black Hills Corp.		62,630	1,901
	NorthWestern Corp.		60,734	1,750
	CH Energy Group Inc.		26,734	1,247
				278,587
Water Utilities (2.0%)
	American Water Works Co. Inc.		293,910	7,204
	Aqua America Inc.		230,890	4,976
	California Water Service Group		33,312	1,239
	American States Water Co.		31,324	1,146
	SJW Corp.		23,440	585
	Middlesex Water Co.		26,184	457
	Connecticut Water Service Inc.		14,439	368
				15,975
Total Common Stocks (Cost $855,620)				782,707
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $120)		0.216%	120,000	120

Total Investments (100.0%) (Cost $855,740)	782,827
Other Assets and Liabilities-Net (0.0%)[1]	(167)
Net Assets (100%)	782,660

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $102,000.
1 Includes $121,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At November 30, 2010, the cost of investment securities for tax purposes was $855,740,000. Net unrealized depreciation of investment securities for tax purposes was $72,913,000, consisting of unrealized gains of $27,273,000 on securities that had risen in value since their purchase and $100,186,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2011

VANGUARD WORLD FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.